Dreyfus

Cash Management

Funds

Dreyfus Cash Management

Dreyfus Cash Management Plus

Dreyfus Government Cash Management

Dreyfus Government Prime Cash Management

Dreyfus Treasury Cash Management

Dreyfus Treasury Prime Cash Management

Dreyfus Municipal Cash Management Plus

Dreyfus New York Municipal Cash Management

Dreyfus Tax Exempt Cash Management

SEMIANNUAL REPORTS July 31, 2001


           * Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value

Contents

The Funds
--------------------------------------------------------------------------------

Letter  to Shareholders (Taxable)                                            3

Letter  to Shareholders (Tax-Exempt)                                         5

Statements  of Investments                                                   7

Statements  of Assets and Liabilities                                       40

Statements  of Operations                                                   42

Statements  of Changes in Net Assets                                        44

Financial  Highlights                                                       48

Notes  to Financial Statements                                              57

For More Information
--------------------------------------------------------------------------------

Back cover

The views expressed herein are current to the date of this report. These views and the composition of the funds' portfolios are subject to change at any time based on market and other conditions.


The Funds

                                                  Dreyfus Cash Management Funds

LETTER TO  SHAREHOLDERS

Dear Shareholder:

We are pleased to present the semiannual report for Dreyfus Cash Management Funds. For the six-month reporting period ended July 31, 2001, the six taxable money market funds that comprise Dreyfus Cash Management Funds produced the following annualized yields and annualized effective yields:(1)
--------------------------------------------------------------------------------

                                                                     Annualized
                                              Annualized              Effective
                                                Yield (%)             Yield (%)
--------------------------------------------------------------------------------

DREYFUS CASH MANAGEMENT

Institutional Shares                                 4.74                  4.85

Investor Shares                                      4.50                  4.59

Administrative Shares                                4.64                  4.74

Participant Shares                                   4.34                  4.43
--------------------------------------------------------------------------------

DREYFUS CASH MANAGEMENT PLUS, INC.

Institutional Shares                                 4.80                  4.91

Investor Shares                                      4.55                  4.65

Administrative Shares                                4.70                  4.81

Participant Shares                                   4.40                  4.49
--------------------------------------------------------------------------------

DREYFUS GOVERNMENT CASH MANAGEMENT

Institutional Shares                                 4.71                  4.82

Investor Shares                                      4.46                  4.56

Administrative Shares                                4.61                  4.71

Participant Shares                                   4.31                  4.40
--------------------------------------------------------------------------------

DREYFUS GOVERNMENT PRIME CASH MANAGEMENT

Institutional Shares                                 4.54                  4.64

Investor Shares                                      4.29                  4.38

Administrative Shares                                4.44                  4.53

Participant Shares                                   4.14                  4.22
--------------------------------------------------------------------------------

DREYFUS TREASURY CASH MANAGEMENT

Institutional Shares                                 4.53                  4.62

Investor Shares                                      4.28                  4.36

Administrative Shares                                4.43                  4.52

Participant Shares                                   4.13                  4.21
--------------------------------------------------------------------------------

DREYFUS TREASURY PRIME CASH MANAGEMENT

Institutional Shares                                 4.54                  4.63

Investor Shares                                      4.29                  4.37

Administrative Shares                                4.43                  4.53

Participant Shares                                   4.14                  4.22

Economic and Market Environment

During the six-month reporting period between February 1, 2001 and July 31, 2001, the funds that comprise Dreyfus Cash Management Funds continued primarily to be influenced by slowing economic growth and falling interest rates. The U.S. economy was already slowing when the reporting period began in February 2001, and the Federal Reserve Board (the "Fed") had already responded to the slowdown with two interest-rate reductions in January, totaling 1.00 percentage points. The Fed apparently was reacting to an anemic GDP growth rate of just 1.0% for the fourth quarter of 2000, which was attributed to weak retail sales, higher energy prices, diminishing consumer confidence and softening manufacturing activity.

After the reporting period began, the Fed again cut rates by 0.50 percentage points at its Federal Open Market Committee ("FOMC") meeting in March. Despite these aggressive moves, GDP growth was little changed during the first quarter of 2001, coming in at an annualized growth rate of 1.1%. The Fed's campaign to avoid recession continued throughout the second quarter of 2001, with 0.50 percentage-point interest-rate reductions in April and again in May.

The most recent rate cut of the reporting period occurred at the scheduled FOMC meeting in June, when the Fed reduced its target for short-term interest rates by 0.25 percentage points, citing lower profitability, reduced business capital spending, weak expansion of consumption and slower overseas growth as key factors behind its decision. So far in 2001, the Fed has reduced interest rates a total of 2.75 percentage points. Of course, short-term yields have declined commensurately.

Portfolio Focus

Throughout the six-month reporting period, we consistently maintained a long weighted average maturity for each of the funds. This position was designed to maintain then current yields for as long as we deemed practical while interest rates declined.

Near the end of the reporting period, the economy began to show some signs of stabilizing. Recent economic data -- including a higher level of manufacturing activity, a slowdown in the loss of jobs,

                                                                 The    Funds




LETTER TO SHAREHOLDERS (CONTINUED)

continued consumer spending, rising consumer confidence and low inflation -- may be pointing to a more optimistic economic outlook for the second half of 2001. Although the economy continues to face significant headwinds -- such as anemic capital spending by businesses -- we believe that the stimuli provided by lower interest rates, the first wave of tax cuts and declining energy prices could result in stronger economic growth by the end of the calendar year.

In addition, we expect the Fed to reduce interest rates for the seventh time this year at its August meeting. The current absence of inflationary pressures gives the Fed ample room to cut rates further, in our view. Nonetheless, the Fed may be nearing an end to its current easing cycle. Because it generally takes up to a year or more for rate cuts to make a measurable impact on the economy, the Fed may simply wait during the fall, while it determines the extent to which its previous rate cuts will stimulate renewed economic growth.

In this environment, we have continued to maintain the funds' long weighted average maturity, which we believe positions the funds well whether interest rates remain at current levels or decline modestly. Of course, we will continue to monitor any events that may affect the short-term markets, and will respond if and as we deem appropriate.

Sincerely,


/s/ Patricia A. Larkin
Patricia A. Larkin

Senior Portfolio Manager

New York, NY

August 15, 2001

(1) ANNUALIZED EFFECTIVE YIELD IS BASED UPON DIVIDENDS DECLARED DAILY AND REINVESTED MONTHLY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS FLUCTUATE. AN INVESTMENT IN EACH FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR THE U.S. GOVERNMENT. ALTHOUGH EACH FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.



LETTER TO  SHAREHOLDERS

Dear Shareholder:

We are pleased to present the semiannual report for Dreyfus Cash Management Funds (Tax Exempt). For the six-month reporting period ended July 31, 2001, the three tax-exempt money market portfolios that comprise Dreyfus Cash Management Funds (Tax Exempt) produced the following annualized yields and annualized
effective    yields:   (1)
--------------------------------------------------------------------------------

                                                                     Annualized
                                              Annualized              Effective
                                                Yield (%)             Yield (%)
--------------------------------------------------------------------------------

DREYFUS MUNICIPAL CASH MANAGEMENT PLUS

Institutional Shares                                 3.22                  3.27

Investor Shares                                      2.97                  3.02

Administrative Shares                                3.12                  3.17

Participant Shares                                   2.82                  2.86
--------------------------------------------------------------------------------

DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT

Institutional Shares                                 3.02                  3.06

Investor Shares                                      2.76                  2.80

Administrative Shares                                2.91                  2.95

Participant Shares                                   2.65                  2.68
--------------------------------------------------------------------------------

DREYFUS TAX EXEMPT CASH MANAGEMENT

Institutional Shares                                 3.11                  3.15

Investor Shares                                      2.86                  2.89

Administrative Shares                                3.01                  3.05

Participant Shares                                   2.71                  2.74

Economic and Market Environment

Falling interest rates in a weakening economy were the important driver of the funds' performance during the reporting period. When the reporting period began, signs of economic deterioration had already begun to emerge, causing tax-exempt yields to decline modestly. In addition, the Federal Reserve Board (the "Fed") had already begun to take steps to stimulate economic growth, reducing short-term interest rates by 0.50 percentage points each in two separate moves in January. After the reporting period began on February 1, the Fed eased interest rates four more times, once each in March, April, May and June. All told, the Fed has reduced short-term interest rates a total of 2.75 percentage points to date in 2001. Yields on one-year tax-exempt notes declined accordingly.

In addition, the funds and tax-exempt money markets were influenced by seasonal supply-and-demand factors. Tax-exempt money market funds lost approximately 10% of their assets during the spring of 2001 as investors redeemed shares for income tax payments. This seasonal increase in redemptions caused tax-exempt yields to rise temporarily, before declining once again as these seasonal
factors    subsided.

Portfolio Focus

In this environment, we generally maintained each fund's weighted average maturity within the neutral range relative to its peers. With yield differences narrow among securities of various maturities, it made little sense to extend the funds' weighted average maturities. However, when tax-related redemptions caused yields to rise temporarily in the spring, we lengthened the funds' weighted average maturities to obtain then current yields while short-term interest rates continued to decline. Soon thereafter, we moved back to a generally neutral position, focusing primarily on money market instruments in the three- to six-month range.

From a security selection perspective, we continued to rely on variable-rate demand notes (" VRDNs" ), which provided the funds with ample liquidity yields because their yields are reset either daily or weekly. In fact, at times during the period, weekly VRDNs offered higher yields than one-year fixed-rate notes. We also maintained a "laddered" portfolio of tax-exempt commercial paper and municipal notes in which securities mature at predetermined intervals. This strategy is designed to enhance our ability to lengthen or shorten the funds' weighted average maturities in anticipation of near-term technical factors in the marketplace. Our laddered strategy was particularly beneficial in June and July, when a large number of securities in the tax-exempt market matured, helping us avoid the pitfalls of reinvesting a disproportionate amount of assets in relatively low yielding securities. We maintained the funds' weighted average maturities in the neutral range under these circumstances.

                                                                 The Funds




LETTER TO SHAREHOLDERS (CONTINUED)

Finally, we have increased our commitment to maintaining high levels of credit quality for the securities purchased for the funds. In a slowing economy, tax receipts are likely to fall from last year's levels, creating fiscal challenges for some municipalities. This may be especially true for those localities that rely on just one or two large taxpayers, such as local corporations, for their tax revenues.

Over the near term, we expect the tax-exempt money markets to continue to be influenced by changes in the balance between the supply of tax-exempt money market instruments and investor demand for those securities. As the economy deteriorated during the reporting period, demand for tax-exempt money market instruments intensified from individuals seeking an investment alternative to a volatile stock market. At the same time, states and municipalities came to the market with only slightly more short-term debt than during the same period one year earlier. Of course, our strategy and portfolio composition can change at any time as economic and market conditions evolve.

Sincerely,


/s/ Colleen Meehan
    Colleen Meehan
    Portfolio Manager

New York, NY

August 15, 2001

(1) ANNUALIZED EFFECTIVE YIELD IS BASED UPON DIVIDENDS DECLARED DAILY AND REINVESTED MONTHLY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS FLUCTUATE. FOR THE NATIONAL FUNDS, INCOME MAY BE SUBJECT TO STATE AND LOCAL TAXES. FOR THE NEW YORK FUND, INCOME MAY BE SUBJECT TO STATE AND LOCAL TAXES FOR OUT-OF-STATE RESIDENTS. FOR EACH FUND, SOME INCOME MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT). AN INVESTMENT IN EACH FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR THE U.S. GOVERNMENT. ALTHOUGH EACH FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A FUND.



STATEMENT OF INVESTMENTS

July 31, 2001 (Unaudited)

                                                                                                    Principal
DREYFUS CASH MANAGEMENT                                                                            Amount ($)        Value ($)
------------------------------------------------------------------------------------------------------------------------------------

NEGOTIABLE BANK CERTIFICATES OF DEPOSIT--12.5%
------------------------------------------------------------------------------------------------------------------------------------

American Express Centurion Bank

  3.74%, 8/16/2001                                                                                 160,000,000        160,000,000

Citibank N.A.

  3.79%-3.81%, 9/10/2001-9/14/2001                                                                 150,000,000        150,000,000

First Tennessee Bank N.A.

  3.65%-3.84%, 8/6/2001-9/24/2001                                                                  200,000,000        200,000,000

First Union National Bank

  5.02%, 2/26/2002                                                                                 100,000,000        100,000,000

First Union National Bank

  3.91%, 8/24/2001-10/11/2001                                                                      250,000,000  (a)   250,000,000

Firstar Bank N.A.

  4.20%, 5/22/2002                                                                                 150,000,000        149,988,250

National City Bank

  3.81%, 3/11/2002                                                                                 225,000,000  (a)   224,952,990

South Trust Bank

  3.66%, 10/17/2001-10/18/2001                                                                     200,000,000        200,000,000

Wilmington Trust Co.

  3.60%, 12/20/2001                                                                                150,000,000        150,033,885

TOTAL NEGOTIABLE BANK CERTIFICATES OF DEPOSIT

  (cost $1,584,975,125)                                                                                             1,584,975,125
------------------------------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER--58.6%
------------------------------------------------------------------------------------------------------------------------------------

Abbey National North America

  3.59%, 9/17/2001                                                                                  88,130,000         87,720,391

Allied Irish Banks N.A. Inc.

  3.67%-3.71%, 10/9/2001-10/12/2001                                                                 75,000,000         74,459,667

Amsterdam Funding Corp.

  3.79%, 9/12/2001                                                                                 175,000,000        174,234,375

Atlantis One Funding Corp.

  3.83%-3.87%, 8/10/2001-8/24/2001                                                                 300,209,000        299,794,311

Bank of America N.A.

  3.61%, 10/19/2001                                                                                150,000,000        148,821,583

Barclays U.S. Funding Corp.

  3.60%-3.74%, 8/21/2001-9/27/2001                                                                 500,000,000        498,247,833

BCI Funding Corp.

  3.65%, 9/18/2001                                                                                  25,000,000         24,879,333

Beta Finance Inc

  3.65%, 9/19/2001                                                                                 120,000,000        119,408,733

CC (USA) Inc.

  3.74%, 10/18/2001                                                                                 17,400,000         17,260,510

Commerzbank U.S. Finance Inc.

  3.73%-3.81%, 9/10/2001-10/5/2001                                                                 272,000,000        270,488,226

Corporate Asset Funding Co. Inc.

  3.71%, 10/5/2001                                                                                 100,000,000         99,335,556

Credit Suisse First Boston

  4.01%, 11/7/2001                                                                                 150,000,000        148,395,250

Danske Corp. Inc.

  3.61%-3.70%, 9/28/2001-1/18/2002                                                                 300,000,000        297,602,764

Dexia Delaware LLC

  3.82%-4.14%, 8/3/2001-9/5/2001                                                                   123,500,000        123,235,735

                                                                                                                  The Funds

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                                    Principal

DREYFUS CASH MANAGEMENT (CONTINUED)                                                                Amount ($)        Value ($)
------------------------------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

GE Capital International Funding Inc.

  3.74%, 8/20/2001                                                                                  50,000,000         49,901,569

General Electric Capital Corp.

  3.62%, 9/18/2001                                                                                 200,000,000        199,042,667

General Electric Capital Services Inc.

  3.65%-3.82%, 9/4/2001-10/22/2001                                                                 300,000,000        298,043,389

Greyhawk Funding LLC

  3.83%-3.91%, 8/3/2001-8/10/2001                                                                  225,000,000        224,878,056

Household Finance Corp.

  3.87%, 8/1/2001                                                                                  275,000,000        275,000,000

HSBC USA Inc.

  3.85%-3.86%, 8/7/2001-8/14/2001                                                                  110,000,000        109,903,718

J.P. Morgan Chase & Co.

  3.90%, 8/7/2001                                                                                  400,000,000        399,742,000

Moriarty Ltd

  3.63%-4.57%, 9/17/2001-10/9/2001                                                                 350,000,000        347,897,250

Nordea North America Inc.

  3.68%, 10/5/2001                                                                                 100,000,000         99,340,972

Paradigm Funding LLC

  3.76%, 8/1/2001-8/9/2001                                                                         163,500,000        163,405,417

Prudential Funding LLC

  3.87%, 8/1/2001                                                                                  150,000,000        150,000,000

Salomon Smith Barney Holdings Inc.

  3.88%, 8/1/2001                                                                                  400,000,000        400,000,000

San Paolo IMI U.S. Financial Co.

  3.81%-5.06%, 8/6/2001-9/19/2001                                                                  225,000,000        224,516,646

Santander Central Hispano Finance (DE) Inc.

  4.57%-5.17%, 8/6/2001-9/19/2001                                                                  297,688,000        296,695,662

Sigma Finance Inc.

  3.86%, 8/30/2001                                                                                  80,000,000  (b)    79,753,822

Societe Generale N.A. Inc.

  3.79%, 9/6/2001                                                                                  145,000,000        144,455,525

Stadshypotek Delaware Inc.

  3.85%, 9/7/2001                                                                                  200,000,000        199,216,833

Svenska Handelsbanken Inc.

  3.59%-3.84%, 8/7/2001-9/25/2001                                                                  175,000,000        174,533,000

Swedbank Inc.

  3.71%-3.78%, 9/6/2001-10/9/2001                                                                  350,000,000        347,859,750

Toronto-Dominion Holdings USA Inc.

  3.80%, 9/11/2001                                                                                 175,000,000        174,249,615

UBS Finance Delaware LLC

  3.90%, 8/1/2001                                                                                  575,000,000        575,000,000

Variable Funding Capital Corp.

  3.86%, 8/15/2001                                                                                  40,000,000         39,940,422

Windmill Funding Corp.

  3.79%-3.87%, 8/2/2001-9/12/2001                                                                   75,000,000         74,885,278

TOTAL COMMERCIAL PAPER

  (cost $7,432,145,858)                                                                                             7,432,145,858


                                                                                                    Principal
DREYFUS CASH MANAGEMENT (CONTINUED)                                                                Amount ($)        Value ($)
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE NOTES--13.2%
------------------------------------------------------------------------------------------------------------------------------------

Beta Finance Inc

  3.85%-3.86%, 6/7/2002-7/22/2002                                                                  115,000,000  (a)   114,984,823

CC (USA) Inc.

  4.20%, 6/5/2002                                                                                  100,000,000        100,000,000

CC (USA) Inc.

  3.83%-3.86%, 5/28/2002-7/15/2002                                                                 450,000,000  (a)   450,000,000

Donaldson, Lufkin & Jenrette Securities Corp.

  4.69%, 4/1/2002                                                                                   41,300,000         41,556,561

K2 (USA) LLC

  3.86%, 7/15/2002                                                                                  65,000,000  (a)    65,000,000

Links Finance LLC

  3.68%, 9/18/2001                                                                                  50,000,000         50,196,511

Merrill Lynch & Co. Inc.

  4.27%, 5/2/2002                                                                                  200,000,000        200,000,000

Sigma Finance Inc.

  4.01%-4.25%, 5/20/2002-7/15/2002                                                                 325,000,000        325,046,755

Sigma Finance Inc.

  3.81%, 2/7/2002                                                                                  250,000,000  (a)   250,000,000

Wells Fargo Financial Inc.

  3.88%, 10/12/2001                                                                                 75,000,000  (a)    74,994,968

TOTAL CORPORATE NOTES

  (cost $1,671,779,618)                                                                                             1,671,779,618
------------------------------------------------------------------------------------------------------------------------------------

PROMISSORY NOTES--5.2%
------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs Group Inc.

 3.92%-5.04%, 8/3/2001-2/15/2002

  (cost $660,000,000)                                                                              660,000,000  (c)   660,000,000
------------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM BANK NOTES--7.6%
------------------------------------------------------------------------------------------------------------------------------------

Bank of America N.A.

  4.01%, 8/8/2001                                                                                   85,000,000         85,000,000

Bank of New York

  4.78%, 3/15/2002                                                                                 150,000,000        149,977,547

Harris Trust & Savings Bank

  4.25%, 8/27/2001                                                                                  75,000,000         75,000,000

Harris Trust & Savings Bank

  3.79%, 5/9/2002                                                                                  100,000,000  (a)    99,992,301

Key Bank N.A.

  3.80%-3.87%, 9/19/2001-2/12/2002                                                                 200,000,000  (a)   200,000,000

LaSalle Bank N.A.

  3.73%-4.07%, 10/3/2001-5/17/2002                                                                 350,000,000        350,000,000

TOTAL SHORT-TERM BANK NOTES

  (cost $959,969,848)                                                                                                 959,969,848
------------------------------------------------------------------------------------------------------------------------------------

TIME DEPOSITS--2.9%
------------------------------------------------------------------------------------------------------------------------------------

Chase Manhattan Bank N.A. (London)

  3.88%, 8/1/2001                                                                                  180,000,000        180,000,000

                                                                                                                  The Funds

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                                    Principal

DREYFUS CASH MANAGEMENT (CONTINUED)                                                                Amount ($)        Value ($)
------------------------------------------------------------------------------------------------------------------------------------
TIME DEPOSITS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

Key Bank N.A. (Grand Cayman)

  3.81%, 8/1/2001                                                                                  175,000,000        175,000,000

State Street Bank & Trust Co. (Grand Cayman)

  3.81%, 8/1/2001                                                                                   10,000,000         10,000,000

TOTAL TIME DEPOSITS

  (cost $365,000,000)                                                                                                 365,000,000
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $12,673,870,449)                                                                100.0%     12,673,870,449

CASH AND RECEIVABLES (NET)                                                                                 .0%          2,717,846

NET ASSETS                                                                                               100.0%    12,676,588,295


(A)  VARIABLE INTEREST RATE--SUBJECT TO PERIODIC CHANGE.

(B)  SECURITY EXEMPT FROM REGISTRATION  UNDER RULE 144A OF THE SECUTITIES ACT OF
     1933. THIS SECURITY MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION,
     NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT JULY 31, 2001, THIS SECURITY
     AMOUNTED TO $79,753,822 OR APPROXIMATELY .6% OF NET ASSETS.

(C)  THESE  NOTES  WERE  ACQUIRED  FOR  INVESTMENT,  AND NOT WITH THE  INTENT TO
     DISTRIBUTE  OR SELL.  SECURITIES  RESTRICTED  AS TO  PUBLIC  RESALE.  THESE
     SECURITIES  WERE  ACQUIRED  FROM  2/27/2001  TO  6/11/2001 AT A COST OF PAR
     VALUE.  AT JULY 31,  2001,  THE  AGGREGATE  VALUE OF THESE  SECURITIES  WAS
     $660,000,000,  REPRESENTING APPROXIMATELY 5.2% OF NET ASSETS AND ARE VALUED
     AT AMORTIZED COST.

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF INVESTMENTS

July 31, 2001 (Unaudited)

                                                                                                    Principal
DREYFUS CASH MANAGEMENT PLUS, INC.                                                                 Amount ($)        Value ($)
------------------------------------------------------------------------------------------------------------------------------------

NEGOTIABLE BANK CERTIFICATES OF DEPOSIT--40.3%
------------------------------------------------------------------------------------------------------------------------------------

Abbey National PLC (London)

  3.71%, 10/10/2001                                                                                150,000,000        150,000,000

ABN-AMRO Bank N.V. (Yankee)

  5.05%, 2/4/2002                                                                                  200,000,000        199,990,120

Alliance & Leicester PLC (London)

  3.60%-3.67%, 9/28/2001-10/18/2001                                                                100,000,000        100,001,871

Banca Commerciale Italiana SpA (London)

  3.81%-4.50%, 9/7/2001-10/5/2001                                                                  400,000,000        400,023,975

Banca Commerciale Italiana SpA (Yankee)

  3.82%, 9/10/2001                                                                                 300,000,000        300,003,300

Bank of Scotland (London)

  3.60%-5.05%, 8/1/2001-5/14/2002                                                                  278,000,000        278,006,522

Bank One N.A.

  4.30%, 4/23/2002                                                                                 100,000,000         99,992,946

Barclays Bank PLC (Yankee)

  3.87%, 11/6/2001                                                                                 150,000,000  (a)   149,984,055

Barclays Bank PLC (London)

  3.70%, 1/16/2002                                                                                 300,000,000        300,026,958

Bayerische Hypo-und Vereinsbank AG

  3.79%, 1/24/2002                                                                                 100,000,000  (a)    99,990,356

Bayerische Hypo-und Vereinsbank AG (Yankee)

  4.25%, 6/19/2002                                                                                 300,000,000        299,978,630

Bayerische Landesbank Girozentrale (Yankee)

  3.79%-3.91%, 8/7/2001-1/25/2002                                                                  210,000,000  (a)   209,989,772

Canadian Imperial Bank of Commerce (Yankee)

  3.80%-3.82%, 5/20/2002-6/26/2002                                                                 550,000,000  (a)   549,922,937

Canadian Imperial Bank of Commerce (Yankee)

  4.11%-4.28%, 4/23/2002-5/14/2002                                                                 205,000,000        204,992,945

Citibank NA

  3.79%, 9/14/2001                                                                                 150,000,000        150,000,000

Commerzbank AG (London)

  3.84%-4.00%, 8/9/2001-9/7/2001                                                                   175,000,000        175,000,818

Commerzbank AG (Yankee)

  3.79%-3.83%, 1/24/2002-6/28/2002                                                                 300,000,000  (a)   299,954,420

Commerzbank AG (Yankee)

  4.25%-6.90%, 1/16/2002-4/23/2002                                                                 350,000,000        350,065,316

Commonwealth Bank of Australia (London)

  4.05%, 6/5/2002                                                                                   17,000,000         17,013,395

Credit Agricole Indosuez S.A. (Yankee)

  3.65%, 10/18/2001                                                                                 50,000,000         50,000,000

Credit Agricole Indosuez S.A (London)

  3.62%-3.88%, 8/15/2001-9/21/2001                                                                 130,000,000        130,056,385

Deutsche Bank AG (London)

  3.64%, 9/21/2001                                                                                 290,000,000        290,003,921

Deutsche Bank AG (Yankee)

  3.80%, 7/19/2002                                                                                  50,000,000         49,991,994

Dexia Delaware LLC (Yankee)

  4.11%, 5/14/2002                                                                                 100,000,000         99,996,187

First Union National Bank

  5.02%, 2/26/2002                                                                                 225,000,000        225,000,000

                                                                                                                  The Funds

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                                    Principal
DREYFUS CASH MANAGEMENT PLUS, INC. (CONTINUED)                                                     Amount ($)        Value ($)
------------------------------------------------------------------------------------------------------------------------------------

NEGOTIABLE BANK CERTIFICATES OF DEPOSIT (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

First Union National Bank

  3.92%, 11/13/2001                                                                                150,000,000  (a)   150,000,000

Halifax PLC (London)

  3.61%-3.62%, 9/25/2001-9/28/2001                                                                 175,000,000        174,998,897

Internationale Nederlanden (U.S.) Funding Corp. (London)

  3.60%, 1/22/2002-1/28/2002                                                                       100,000,000        100,017,843

Landesbank Baden-Wuerttemberg (London)

  3.62%-4.15%, 8/3/2001-12/17/2001                                                                 150,000,000        150,054,809

Merita Bank PLC (London)

  3.63%-3.74%, 9/28/2001-10/5/2001                                                                 180,000,000        180,005,365

Merita Bank PLC (Yankee)

  4.05%, 6/13/2002                                                                                 100,000,000        100,008,432

National City Bank

  3.85%, 1/10/2002                                                                                 150,000,000  (a)   149,987,351

Royal Bank of Canada (Yankee)

  6.00%, 9/11/2001                                                                                  50,000,000         50,000,546

Skandinaviska Enskilda Banken AB (Yankee)

  6.90%, 8/9/2001                                                                                   50,000,000         49,999,844

Svenska Handelsbanken (Yankee)

  3.80%-4.20%, 8/8/2001-7/30/2002                                                                  400,000,000        400,089,554

Swedbank (Yankee)

  5.30%, 1/29/2002                                                                                 100,000,000        100,000,000

Toronto-Dominion Bank (Yankee)

  3.70%, 10/9/2001                                                                                  25,000,000         25,001,424

Union Bank of California, N.A.

  4.03%-6.75%, 8/24/2001-11/5/2001                                                                 485,000,000        485,000,000

Union Bank of Switzerland (Yankee)

  6.73%, 9/18/2001                                                                                  50,000,000         49,998,516

Westdeutsche Landesbank Girozentrale (London)

  4.24%-6.66%, 11/9/2001-5/17/2002                                                                 350,000,000        350,000,000

Westdeutsche Landesbank Girozentrale (Yankee)

  3.80%-4.27%, 4/24/2002-7/24/2002                                                                 250,000,000        250,000,000

TOTAL NEGOTIABLE BANK CERTIFICATES OF DEPOSIT

  (cost $7,945,149,404)                                                                                             7,945,149,404
------------------------------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER--27.1%
------------------------------------------------------------------------------------------------------------------------------------

Alliance & Leicester PLC

  3.66%-3.81%, 9/11/2001-1/3/2002                                                                  160,000,000        158,451,611

Allied Irish Banks N.A. Inc.

  3.60%-3.63%, 9/11/2001-9/28/2001                                                                  89,254,000         88,756,570

Atlantis One Funding Corp.

  3.59%-3.94%, 8/24/2001-10/29/2001                                                                662,000,000        658,758,225

Bank of Scotland

  3.74%, 9/26/2001                                                                                  31,748,000         31,564,779

Bavaria TRR Corp.

  3.78%, 8/8/2001                                                                                  200,000,000        199,853,389

Beta Finance Inc.

  3.65%, 9/19/2001                                                                                  41,855,000         41,648,771

CC (USA) Inc.

  3.65%, 9/19/2001                                                                                  19,925,000         19,826,825


                                                                                                    Principal

DREYFUS CASH MANAGEMENT PLUS, INC. (CONTINUED)                                                     Amount ($)        Value ($)
------------------------------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

Danske Corp. Inc.

  3.58%, 9/28/2001                                                                                 115,000,000        114,343,190

Den norske Bank ASA

  3.63%-3.84%, 8/17/2001-9/21/2001                                                                 150,000,000        149,405,333

GE Capital International Funding Inc.

  3.74%, 8/20/2001                                                                                 200,000,000        199,606,278

General Electric Capital Corp.

  3.59%-4.62%, 8/17/2001-2/5/2002                                                                  750,000,000        743,028,444

General Electric Capital Services Inc.

  3.59%, 2/5/2002                                                                                   50,000,000         49,080,889

Lehman Brothers Holdings Inc.

  5.35%, 10/19/2001                                                                                150,000,000        148,304,792

Madison Funding Corp.

  4.02%, 8/20/2001                                                                                  35,365,000         35,290,714

Moriarty Ltd.

  3.62%-4.24%, 8/23/2001-1/30/2002                                                                 490,000,000        486,579,604

Nordea North America Inc.

  3.63%, 9/18/2001-9/20/2001                                                                        70,000,000         69,654,000

Paradigm Funding LLC

  3.75%-3.79%, 8/10/2001-9/13/2001                                                                 215,000,000        214,559,271

Salomon Smith Barney Holdings Inc.

  3.88%, 8/1/2001                                                                                  400,000,000        400,000,000

San Paolo IMI U.S. Financial Co.

  4.80%, 9/13/2001                                                                                  35,000,000         34,803,932

Sigma Finance Inc.

  3.85%-3.86%, 9/4/2001-9/18/2001                                                                  123,000,000  (b)   122,482,632

Spintab AB

  3.77%-4.26%, 8/23/2001-9/18/2001                                                                 300,000,000        298,756,361

Svenska Handelsbanken Inc.

  3.61%-3.62%, 9/20/2001-9/28/2001                                                                 177,300,000        176,376,564

Swedbank Inc.

  3.79%-4.59%, 9/11/2001-12/14/2001                                                                270,000,000        266,371,042

Toronto-Dominion Holdings USA Inc.

  3.60%, 10/29/2001                                                                                139,000,000        137,776,646

UBS Finance Delaware LLC

  3.90%, 8/1/2001                                                                                  400,000,000        400,000,000

Variable Funding Capital Corp.

  3.75%, 8/17/2001                                                                                  50,000,000         49,916,889

Windmill Funding Corp.

  3.66%-3.79%, 9/12/2001-10/15/2001                                                                 50,000,000         49,701,562

TOTAL COMMERCIAL PAPER

  (cost $5,344,898,313)                                                                                             5,344,898,313
------------------------------------------------------------------------------------------------------------------------------------

CORPORATE NOTES--18.4%
------------------------------------------------------------------------------------------------------------------------------------

Bear Stearns Cos. Inc.

  3.89%-4.35%, 8/1/2001-1/23/2002                                                                  398,000,000  (a)   398,002,636

Beta Finance Inc

  4.14%, 6/5/2002                                                                                   40,000,000         40,016,264

Beta Finance Inc

  3.83%-3.86%, 5/21/2002-7/15/2002                                                                 442,000,000  (a)   442,000,000

                                                                                                                  The Funds

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                                    Principal
DREYFUS CASH MANAGEMENT PLUS, INC. (CONTINUED)                                                     Amount ($)        Value ($)
------------------------------------------------------------------------------------------------------------------------------------

CORPORATE NOTES (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

CC (USA) Inc.

  4.20%-4.25%, 5/28/2002-6/6/2002                                                                  115,000,000        115,028,125

CC (USA) Inc.

  3.85%, 6/3/2002-6/5/2002                                                                         165,000,000  (a)   165,000,000

Goldman Sachs Group Inc.

  3.89%, 12/7/2001                                                                                  10,000,000  (a)    10,009,414

K2 (USA) LLC

  4.01%, 7/15/2002                                                                                 100,000,000        100,000,000

K2 (USA) LLC

  3.84%-3.85%, 6/28/2002-7/25/2002                                                                 100,000,000  (a)   100,000,000

Key Bank N.A.

  3.84%, 1/9/2002                                                                                  150,000,000  (a)   150,000,000

Lehman Brothers Holdings Inc.

  3.68%-3.82%, 3/22/2002-4/2/2002                                                                  175,000,000  (a)   175,780,051

Liberty Lighthouse US Capital Company, LLC

  4.84%, 4/11/2002                                                                                 100,000,000        100,000,000

Liberty Lighthouse US Capital Company, LLC

  3.86%, 7/1/2002                                                                                  150,000,000  (a)   150,000,000

Links Finance LLC

  4.01%, 7/15/2002-7/16/2002                                                                       125,000,000        125,013,986

Links Finance LLC

  3.84%-3.85%, 7/5/2002-7/20/2002                                                                  200,000,000  (a)   200,000,000

Merrill Lynch & Co. Inc.

  4.27%, 5/3/2002                                                                                  100,000,000        100,000,000

Merrill Lynch & Co. Inc.

  3.90%, 3/5/2002                                                                                  200,000,000  (a)   200,000,000

Philip Morris Cos. Inc.

  4.22%, 12/4/2001                                                                                 300,000,000  (a)   300,012,169

Sigma Finance Inc.

  3.81%-4.80%, 3/19/2002-7/15/2002                                                                 610,000,000        610,028,548

Sigma Finance Inc.

  3.83%, 1/25/2002                                                                                  50,000,000  (a)    50,000,000

Wells Fargo Financial Inc.

  3.88%, 10/12/2001                                                                                100,000,000  (a)    99,993,290

TOTAL CORPORATE NOTES

  (cost $3,630,884,483)                                                                                             3,630,884,483
------------------------------------------------------------------------------------------------------------------------------------

PROMISSORY NOTES--4.4%
------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs Group Inc.

 3.88%-5.67%, 8/6/2001-4/9/2002

  (cost $855,000,000)                                                                              855,000,000  (c)   855,000,000
------------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM BANK NOTES--5.9%
------------------------------------------------------------------------------------------------------------------------------------

Bank One N.A.

  4.78%-5.00%, 2/27/2002-3/15/2002                                                                 200,000,000        199,988,896

Bank One N.A.

  3.85%, 1/8/2002                                                                                  200,000,000  (a)   199,982,419

First Union National Bank

  3.89%, 9/18/2001                                                                                  75,000,000  (a)    75,000,000

Harris Trust & Savings Bank

  3.80%, 6/17/2002                                                                                 100,000,000  (a)    99,991,210


                                                                                                    Principal

DREYFUS CASH MANAGEMENT PLUS, INC. (CONTINUED)                                                     Amount ($)        Value ($)
------------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM BANK NOTES (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

Key Bank N.A.

  3.79%-3.91%, 8/1/2001-3/27/2002                                                                  531,000,000  (a)   531,005,099

Lasalle Bank N.A.

  4.47%, 10/9/2001                                                                                  50,000,000         50,000,000

TOTAL SHORT-TERM BANK NOTES

  (cost $1,155,967,624)                                                                                             1,155,967,624
------------------------------------------------------------------------------------------------------------------------------------

TIME DEPOSITS--3.4%
------------------------------------------------------------------------------------------------------------------------------------

Bayerische Hypo-und Vereinsbank AG (Grand Cayman)

  3.88%, 8/1/2001                                                                                  300,000,000        300,000,000

Deutsche Bank AG (Grand Cayman)

  3.85%, 8/1/2001                                                                                  200,000,000        200,000,000

State Street Bank & Trust Co. (Grand Cayman)

  3.81%, 8/1/2001                                                                                  176,000,000        176,000,000

TOTAL TIME DEPOSITS

  (cost $676,000,000)                                                                                                 676,000,000
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $19,607,899,824)                                                                 99.5%     19,607,899,824

CASH AND RECEIVABLES (NET)                                                                                 .5%         94,013,215

NET ASSETS                                                                                              100.0%     19,701,913,039

(A)  VARIABLE INTEREST RATE--SUBJECT TO PERIODIC CHANGE.

(B)  SECURITIES EXEMPT FROM  REGISTRATION  UNDER RULE 144A OF THE SECUTITIES ACT
     OF 1933.  THESE  SECURITIES  MAY BE  RESOLD  IN  TRANSACTIONS  EXEMPT  FROM
     REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT JULY 31, 2001,
     THESE SECURITIES AMOUNTED TO $122,482,632 REPRESENTING .6% OF NET ASSETS.

(C)  THESE  NOTES  WERE  ACQUIRED  FOR  INVESTMENT,  AND NOT WITH THE  INTENT TO
     DISTRIBUTE  OR SELL.  SECURITIES  RESTRICTED  AS TO  PUBLIC  RESALE.  THESE
     SECURITIES WERE ACQUIRED FROM 1/8/2001 TO 7/31/2001 AT A COST OF PAR VALUE.
     AT JULY 31, 2001, THE AGGREGATE VALUE OF THESE  SECURITIES WAS $855,000,000
     REPRESENTING 4.4% OF NET ASSETS AND ARE VALUED AT AMORTIZED COST.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 The Funds

STATEMENT OF INVESTMENTS

July 31, 2001 (Unaudited)

                                                                              Annualized
                                                                                Yield on
                                                                                 Date of              Principal
DREYFUS GOVERNMENT CASH MANAGEMENT                                              Purchase (%)         Amount ($)         Value ($)
------------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCIES--100.7%
------------------------------------------------------------------------------------------------------------------------------------

Federal Farm Credit Banks, Consolidated Systemwide Discount Notes

  11/15/2001                                                                         4.44           100,000,000        98,728,000

Federal Farm Credit Banks, Consolidated Systemwide Medium Term Notes

  8/8/2001                                                                           3.76  (a)       50,000,000        49,999,818

  2/1/2002                                                                           3.77  (a)       75,000,000        74,994,721

  2/8/2002                                                                           3.65  (a)      225,000,000       224,988,556

  3/1/2002                                                                           3.74  (a)      150,000,000       149,987,595

  6/21/2002                                                                          3.83  (a)       75,000,000        74,987,684

  9/5/2002                                                                           3.75  (a)      150,000,000       149,968,262

  10/30/2002                                                                         3.71  (a)       50,000,000        50,016,535

  6/2/2003                                                                           3.75  (a)      250,000,000       249,888,410

Federal Farm Credit Banks, Consolidated Systemwide Notes

  5/1/2002                                                                           4.07           100,000,000       100,018,699

Federal Home Loan Banks, Discount Notes

  8/1/2001                                                                           3.80           575,000,000       575,000,000

  8/3/2001                                                                           4.40            82,673,000        82,653,118

  8/17/2001                                                                          4.21            80,000,000        79,852,444

  2/5/2002                                                                           4.97            50,000,000        49,994,849

  2/7/2002                                                                           4.91           100,000,000        99,972,543

  5/3/2002                                                                           3.92            10,030,000        10,046,691

  6/27/2002                                                                          3.75            10,000,000         9,668,167

  7/8/2002                                                                           3.82            19,700,000        19,013,302

  7/12/2002                                                                          3.82            17,385,000        16,771,889

  7/15/2002                                                                          3.71            56,955,000        54,983,977

Federal Home Loan Banks, Floating Rate Notes

  8/17/2001                                                                          3.77  (a)      200,000,000       199,993,584

  2/14/2002                                                                          3.65  (a)       25,000,000        25,000,000

  4/18/2002                                                                          3.75  (a)      250,000,000       250,008,437

  12/12/2002                                                                         3.77  (a)      150,000,000       149,919,817

  12/27/2002                                                                         3.78  (a)       75,000,000        74,958,696

  2/3/2003                                                                           3.76  (a)      100,000,000       100,000,000

Federal Home Loan Banks, Notes

  11/15/2001                                                                         4.35            55,675,000        56,075,710

  12/14/2001                                                                         5.84            29,000,000        29,013,594

  2/1/2002                                                                           4.72           100,000,000       100,913,646

  2/26/2002                                                                          4.48            25,000,000        25,069,414

  4/4/2002                                                                           4.25            62,045,000        62,107,972

  5/1/2002                                                                           3.83           225,275,000       229,807,015

  5/14/2002                                                                          4.02           110,500,000       110,500,000

  5/15/2002                                                                          3.97            40,000,000        40,951,708

  6/6/2002                                                                           4.04            60,250,000        60,250,000

Federal Home Loan Mortgage Corporation, Discount Notes

  8/16/2001                                                                          6.00            99,921,000        99,680,773

  9/7/2001                                                                           3.96           100,000,000        99,598,139

  12/6/2001                                                                          5.88             3,843,000         3,767,622

  7/1/2002                                                                           3.76            75,000,000        72,474,125

Federal Home Loan Mortgage Corporation, Notes

  5/15/2002                                                                          3.89           106,233,000       107,445,466

Federal National Mortgage Association, Discount Notes

  9/18/2001                                                                          6.64           150,000,000       149,992,622

  10/11/2001                                                                         3.65           200,000,000       198,572,111


                                                                                  Annualized
                                                                                   Yield on
                                                                                     Date of          Principal
DREYFUS GOVERNMENT CASH MANAGEMENT (CONTINUED)                                  Purchase (%)         Amount ($)         Value ($)
------------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCIES (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

Federal National Mortgage Association, Discount Notes (continued)

  10/15/2001                                                                         6.45            50,000,000        49,996,026

  2/15/2002                                                                          5.07            43,555,000        43,929,489

  5/3/2002                                                                           4.01           175,000,000       169,839,930

  5/31/2002                                                                          3.88            92,508,000        89,596,002

  6/28/2002                                                                          3.76            75,000,000        72,496,813

Federal National Mortgage Association, Floating Rate Notes

  10/4/2001                                                                          3.78  (a)      200,000,000       199,979,471

  11/5/2001                                                                          3.74  (a)      500,000,000       500,015,281

  7/25/2002                                                                          3.73  (a)      300,000,000       300,000,000

  1/3/2003                                                                           3.77  (a)      705,000,000       704,829,942

  4/3/2003                                                                           3.72  (a)      200,000,000       199,984,058

  5/7/2003                                                                           3.75  (a)      100,000,000        99,962,066

Federal National Mortgage Association, Notes

  11/14/2001                                                                         3.70           100,000,000       100,761,250

  1/15/2002                                                                          4.37            20,560,000        20,748,443

  2/1/2002                                                                           5.07            16,675,000        16,790,385

  4/15/2002                                                                          4.20            50,000,000        50,750,135

Student Loan Marketing Association, Discount Notes

  6/28/2002                                                                          3.71           100,000,000        99,977,328

  7/1/2002                                                                           3.67            35,000,000        34,983,818

Student Loan Marketing Association, Notes

  7/25/2002                                                                          3.77           168,300,000       168,300,000

TOTAL U.S. GOVERNMENT AGENCIES

  (cost $7,390,576,148)                                                                                             7,390,576,148
------------------------------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS--.1%
------------------------------------------------------------------------------------------------------------------------------------

Barclays Capital Inc.

 dated 7/31/2001, due 8/1/2001 in the amount of

 $6,780,612 (fully collateralized by $6,610,000

 U.S.Treasury Notes, 6.50% due 3/31/2002,

 value $6,874,400)

  (cost $6,780,000)                                                                  3.25             6,780,000         6,780,000
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $7,397,356,148)                                                                  100.8%     7,397,356,148

LIABILITIES, LESS CASH AND RECEIVABLES                                                                    (.8%)      (61,277,490)

NET ASSETS                                                                                               100.0%     7,336,078,658

(A)  VARIABLE INTEREST--RATE SUBJECT TO PERIODIC CHANGE.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 The Funds


STATEMENT OF INVESTMENTS

July 31, 2001 (Unaudited)

                                                                              Annualized
                                                                                Yield on
                                                                                 Date of              Principal
DREYFUS GOVERNMENT PRIME CASH MANAGEMENT                                        Purchase (%)         Amount ($)         Value ($)
------------------------------------------------------------------------------------------------------------------------------------

U.S. TREASURY BILLS--13.7%
------------------------------------------------------------------------------------------------------------------------------------

  8/16/2001                                                                          3.37             2,223,000         2,219,897

  9/13/2001                                                                          3.49            86,674,000        86,315,238

  10/25/2001                                                                         3.49            25,000,000        24,795,764

TOTAL U.S. TREASURY BILLS

  (cost $113,330,899)                                                                                                 113,330,899
------------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCIES--86.2%
------------------------------------------------------------------------------------------------------------------------------------

Federal Farm Credit Banks, Consolidated Systemwide Discount Notes

  8/1/2001                                                                           4.10            27,908,000        27,908,000

  9/14/2001                                                                          3.55            12,000,000        11,948,227

  9/17/2001                                                                          3.63            25,000,000        24,882,500

  9/18/2001                                                                          4.10            10,000,000         9,946,267

  10/1/2001                                                                          3.52            23,000,000        22,863,597

  10/9/2001                                                                          3.63            10,000,000         9,931,000

  10/25/2001                                                                         3.54            10,000,000         9,917,125

  10/31/2001                                                                         3.54            19,000,000        18,831,423

  11/2/2001                                                                          3.49            20,000,000        19,821,233

Federal Farm Credit Banks, Consolidated Systemwide Medium Term Notes

  6/21/2002                                                                          3.83  (a)       25,000,000        24,995,895

Federal Farm Credit Banks, Consolidated Systemwide Notes

  2/15/2002                                                                          5.07            25,000,000        25,000,000

Federal Home Loan Banks, Discount Notes

  12/7/2001                                                                          3.70            39,777,000        39,263,612

  12/21/2001                                                                         3.69            10,000,000         9,857,211

  6/28/2002                                                                          3.70             5,000,000         4,999,275

Federal Home Loan Banks, Floating Rate Notes

  8/17/2001                                                                          3.77  (a)       50,000,000        49,998,396

  4/18/2002                                                                          3.75  (a)       50,000,000        50,001,687

  12/27/2002                                                                         3.78  (a)       50,000,000        49,972,464

Federal Home Loan Banks, Notes

  4/25/2002                                                                          3.68             5,760,000         5,820,537

  7/9/2002                                                                           3.90             5,000,000         5,000,656

  7/18/2002                                                                          3.56             5,000,000         5,143,522

Student Loan Marketing Association, Discount Notes

  10/1/2001                                                                          3.51            40,000,000        39,763,455

  6/14/2002                                                                          3.84            25,000,000        24,186,587

Tennessee Valley Authority, Discount Notes

  8/2/2001                                                                           3.63            12,000,000        11,998,793

  8/8/2001                                                                           3.63            20,000,000        19,985,922

  8/10/2001                                                                          3.58            20,000,000        19,982,200

  8/13/2001                                                                          3.66            50,000,000        49,939,167

  8/15/2001                                                                          3.53            50,000,000        49,931,750

  8/29/2001                                                                          3.64            20,000,000        19,943,689

  9/21/2001                                                                          3.58            50,000,000        49,747,833

TOTAL U.S. GOVERNMENT AGENCIES

  (cost $711,582,023)                                                                                                 711,582,023
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $824,912,922)                                                                     99.9%       824,912,922

CASH AND RECEIVABLES (NET)                                                                                  .1%         1,050,731

NET ASSETS                                                                                               100.0%       825,963,653

(A)  VARIABLE INTEREST RATE--SUBJECT TO PERIODIC CHANGE.

SEE NOTES TO FINANCIAL STATEMENTS


STATEMENT OF INVESTMENTS

July 31, 2001 (Unaudited)

                                                                              Annualized
                                                                                Yield on
                                                                                 Date of             Principal
DREYFUS TREASURY CASH MANAGEMENT                                                Purchase (%)         Amount ($)         Value ($)
------------------------------------------------------------------------------------------------------------------------------------

U.S. TREASURY BILLS--32.1%
------------------------------------------------------------------------------------------------------------------------------------

  8/2/2001                                                                           3.48            60,000,000        59,994,200

  8/9/2001                                                                           3.45           765,513,000       764,926,252

  8/30/2001                                                                          3.57            75,000,000        74,784,917

  9/20/2001                                                                          3.44           200,000,000       199,051,389

TOTAL U.S. TREASURY BILLS

  (cost $1,098,756,758)                                                                                             1,098,756,758
------------------------------------------------------------------------------------------------------------------------------------

U.S. TREASURY NOTES--24.3%
------------------------------------------------------------------------------------------------------------------------------------

  5.50%, 8/31/2001                                                                   4.42            65,000,000        65,050,328

  5.625%, 9/30/2001                                                                  3.42            50,000,000        50,168,783

  5.875%, 11/30/2001                                                                 5.18           320,000,000       320,595,698

  6.25%, 1/31/2002                                                                   3.91            50,000,000        50,530,054

  6.50%, 2/28/2002                                                                   4.21           133,000,000       134,521,379

  6.625%, 3/31/2002                                                                  4.11            50,000,000        50,737,859

  6.375%, 4/30/2002                                                                  3.82            25,000,000        25,437,421

  6.375%, 6/30/2002                                                                  3.57            80,000,000        81,832,441

  6.25%, 7/31/2002                                                                   3.55            50,000,000        51,200,284

TOTAL U.S. TREASURY NOTES

  (cost $830,074,247)                                                                                                 830,074,247
------------------------------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS--43.5%
------------------------------------------------------------------------------------------------------------------------------------

ABN Amro North America Finance Inc.

 dated 7/31/2001, due 8/1/2001 in the amount

 of $250,026,389 (fully collateralized by

 $143,000,000 U.S. Treasury Bills, due from 12/6/2001 to

 12/20/2001, and $109,502,000 U.S. Treasury Notes,

  6.625%, due 4/30/2002, value $254,876,578)                                         3.80           250,000,000       250,000,000

Barclays Capital, Inc.

 dated 7/31/2001, due 8/1/2001 in the amount

 of $238,684,046 (fully collateralized by

 $245,895,000 U.S. Treasury Bills, due from

  12/27/2001 to 1/24/2002, value $242,177,955)                                       3.63           238,660,000       238,660,000

J.P Morgan Chase & Co.

 dated 7/31/2001, due 8/1/2001 in the amount

 of $250,026,597 (fully collateralized by

 $258,885,000 U.S. Treasury Bills,

  due 1/10/2002, value $255,001,725)                                                 3.83           250,000,000       250,000,000

Morgan Stanley Dean Witter & Co.

 dated 7/31/2001, due 8/1/2001 in the amount

 of $250,026,528 (fully collateralized by

 $244,915,000 U.S. Treasury Notes,

  6.50%, due 3/31/2002, value $254,956,515)                                          3.82           250,000,000       250,000,000

UBS Finance Delaware LLC

 dated 7/31/2001, due 8/1/2001 in the amount

 of $250,026,667 (fully collateralized by

 $249,459,000 U.S. Treasury Notes,

 6.375%-6.50%, due from 1/31/2002 to 5/31/2002,

  value $254,995,065)                                                                3.84           250,000,000       250,000,000

                                                                                                                  The Funds

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                              Annualized
                                                                                Yield on
                                                                                 Date of              Principal
DREYFUS TREASURY CASH MANAGEMENT (CONTINUED)                                    Purchase (%)         Amount ($)         Value ($)
------------------------------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

Westdeutsche Landesbank Girozentrale

 dated 7/31/2001, due 8/1/2001 in the amount

 of $250,026,736 (fully collateralized by

 $151,280,000 U.S. Treasury Notes, 6.25%-6.375%,

 due from 9/30/2001 to 7/31/2002, and $100,000,000

 U.S. Treasury Bills, due from 8/9/2001 to 9/6/2001,

  value $254,873,760)                                                                3.85           250,000,000       250,000,000

TOTAL REPURCHASE AGREEMENTS

  (cost $1,488,660,000)                                                                                             1,488,660,000
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $3,417,491,005)                                                                   99.9%     3,417,491,005

CASH AND RECEIVABLES (NET)                                                                                  .1%         1,173,383

NET ASSETS                                                                                               100.0%     3,418,664,388

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF INVESTMENTS

July 31, 2001 (Unaudited)

                                                                              Annualized
                                                                                Yield on
                                                                                 Date of              Principal
DREYFUS TREASURY PRIME CASH MANAGEMENT                                          Purchase (%)         Amount ($)         Value ($)
------------------------------------------------------------------------------------------------------------------------------------

U.S. TREASURY BILLS--57.8%
------------------------------------------------------------------------------------------------------------------------------------

  8/2/2001                                                                           3.61            56,531,000        56,525,380

  8/9/2001                                                                           3.78           130,560,000       130,451,674

  8/16/2001                                                                          3.45            44,370,000        44,306,403

  8/23/2001                                                                          4.64            75,000,000        74,791,917

  8/30/2001                                                                          3.90           430,000,000       428,667,691

  9/6/2001                                                                           3.51           169,564,000       168,973,678

  9/13/2001                                                                          3.42             3,714,000         3,698,961

  9/27/2001                                                                          3.54           167,105,000       166,174,756

  10/4/2001                                                                          3.58            24,803,000        24,646,466

  10/11/2001                                                                         3.53           279,169,000       277,242,742

  10/18/2001                                                                         3.54           165,999,000       164,736,442

  10/25/2001                                                                         3.47            40,334,000        40,006,398

  12/6/2001                                                                          3.43           250,000,000       247,014,618

  1/24/2002                                                                          3.47           175,000,000       172,082,556

TOTAL U.S. TREASURY BILLS

  (cost $1,999,319,682)                                                                                             1,999,319,682
------------------------------------------------------------------------------------------------------------------------------------

U.S. TREASURY NOTES--41.7%
------------------------------------------------------------------------------------------------------------------------------------

  5.50%, 8/31/2001                                                                   4.15           305,000,000       305,300,780

  5.625%, 9/30/2001                                                                  3.69           192,194,000       192,763,359

  5.875%, 10/31/2001                                                                 3.64            77,214,000        77,615,382

  7.50%, 11/15/2001                                                                  3.68            70,000,000        70,739,641

  15.75%, 11/15/2001                                                                 3.68           122,545,000       126,696,314

  5.875%, 11/30/2001                                                                 4.77           260,000,000       260,819,883

  6.25%, 1/31/2002                                                                   3.91           200,000,000       202,120,217

  6.625%, 3/31/2002                                                                  4.11           100,000,000       101,475,718

  6.625%, 5/31/2002                                                                  3.46           100,000,000       102,476,850

TOTAL U.S. TREASURY NOTES

  (cost $1,440,008,144)                                                                                             1,440,008,144
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $3,439,327,826)                                                                   99.5%     3,439,327,826

CASH AND RECEIVABLES (NET)                                                                                  .5%        15,848,901

NET ASSETS                                                                                               100.0%     3,455,176,727

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 The Funds

STATEMENT OF INVESTMENTS

July 31, 2001 (Unaudited)

                                                                                                    Principal
DREYFUS MUNICIPAL CASH MANAGEMENT PLUS                                                             Amount ($)        Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TAX EXEMPT INVESTMENTS--97.1%
------------------------------------------------------------------------------------------------------------------------------------

ALASKA--2.0%

Anchorage, GO Notes, TAN

  3.75%, 12/14/2001                                                                                  2,300,000          2,304,961

Valdez Marine Terminal, Industrial Revenue, Refunding, VRDN

  (BP Pipelines Inc. Project) 2.75%                                                                  2,000,000  (a)     2,000,000

ARIZONA--2.9%

Scottsdale Industrial Development Authority, IDR, VRDN

 (Scottsdale Water Service) 2.90% (Insured; MBIA and Liquidity

  Facility; Bank of Nova Scotia)                                                                     6,430,000  (a)     6,430,000

CALIFORNIA--1.8%

California Higher Education Loan Authority Inc., Student Loan Revenue

  2.70%, 7/1/2002 (LOC; Student Loan Marketing Association)                                          4,000,000          4,000,000

DELAWARE--4.6%

Delaware Economic Development Authority, IDR, Refunding, VRDN

  (Star Enterprises Project) 2.95% (LOC; Motiva Enterprises LLC)                                    10,000,000  (a)    10,000,000

FLORIDA--7.3%

Broward County School District, GO Notes, TAN 5%,
9/11/2001                                                                                             1,000,000         1,002,390

Greater Orlando Aviation Authority, Airport Facilities Revenue, CP

  2.65%, 8/21/2001 (Liquidity Facility; Morgan Guaranty Trust Co.)                                   5,000,000          5,000,000

Hillsborough County Industrial Development Authority, PCR

  Refunding, VRDN (Tampa Electric Co. Gannon) 2.85%                                                  5,000,000  (a)     5,000,000

Putnam County Development Authority, PCR

 (NRU-Seminole Electric) 3.25%, 9/15/2001 (Liquidity

  Facility; National Rural Utilities)                                                                2,000,000          2,000,000

Sunshine State Governmental Financing Commission, CP

  3.15%, 10/12/2001 (Liquidity Facility; Toronto Dominion Bank)                                      3,000,000          3,000,000

GEORGIA--3.3%

Fulton County Development Authority, Revenues, VRDN

 (West End Medical Centers Inc. Project)

  2.65% (LOC; Wachovia Bank)                                                                         4,290,000  (a)     4,290,000

Gwinnett County School District, GO Notes, TAN

  4.25%, 12/28/2001                                                                                  3,000,000          3,014,141

ILLINOIS--5.2%

Illinois Development Finance Authority, Revenues, VRDN

  (Evanston Northwestern) 2.75% (Liquidity Facility; Bank One Corp.)                                 5,000,000  (a)     5,000,000

Illinois Health Facilities Authority, Revenues

  (Evanston Northwestern Corp.) 2.90%, 5/31/2002                                                     3,000,000          3,000,000

Southwestern Illinois Development Authority, SWDR, VRDN

  (Shell Oil Company Wood River Project) 2.85%                                                       3,400,000  (a)     3,400,000

INDIANA--1.6%

St. Joseph County Industrial Healthcare Facility, Revenue, VRDN

  (South Bend Medical Foundation Project) 2.77% (LOC; Key Bank)                                      3,600,000  (a)     3,600,000

KANSAS--2.2%

Mission, MFHR, Refunding, VRDN

  (The Falls Apartments Project) 2.76% (Insured; FNMA)                                               3,350,000  (a)     3,350,000

Unified Government of Wyandotte County/Kansas City:

  GO Notes 3.30%, 5/1/2002                                                                             423,000            423,000

  Revenue 4.10%, 2/1/2002                                                                            1,146,000          1,146,000


                                                                                                    Principal
DREYFUS MUNICIPAL CASH MANAGEMENT PLUS (CONTINUED)                                                 Amount ($)        Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TAX EXEMPT INVESTMENTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

LOUISIANA--7.2%

Calcasieu Parish Inc. Industrial Development Board, Environmental Revenue

 VRDN (Citgo Petroleum Corp. Project)

  2.90% (LOC; Banque Nationale Deparis)                                                              7,000,000  (a)     7,000,000

Jefferson Parish School Board, Sales and Use Tax Revenue (Merlots)

  VRDN 2.82% (Insured; MBIA and Liquidity Facility; First Union Bank)                                3,790,000  (a)     3,790,000

Louisiana Local Government Environmental Facilities and

 Community Development Authority, Revenue, VRDN

 LCDA Loan Financing Program

 2.85% (Liquidity Facility: AmSouth and Banque Paribas and

  LOC; CDC Funding Corp.)                                                                            5,000,000  (a)     5,000,000

MAINE--4.3%

City of Auburn, Obligation Securities Revenue, VRDN

  (J&A Properties) 2.95% (LOC; Citizens Bank of Massachusetts)                                       3,400,000  (a)     3,400,000

Maine Finance Authority, Private Schools Revenue, VRDN

  (Kents Hill School) 2.80% (LOC; Allied Irish Banks)                                                6,000,000  (a)     6,000,000

MARYLAND--7.3%

Baltimore County, EDR, VRDN (Art Litho Co. Project)

  2.85% (LOC; Allied Irish Banks)                                                                    6,000,000  (a)     6,000,000

Maryland Energy Financing Administration, SWDR, VRDN

 (Cimenteries Project)

  2.80% (LOC; Deutsche Bank)                                                                        10,000,000  (a)    10,000,000

MASSACHUSETTS--4.0%

City of Haverhill, Revenue, BAN

  3.25%, 6/28/2002 (LOC; Fleet Bank)                                                                 5,000,000          5,022,052

State of Massachusetts, GO Notes, Refunding 6.25%, 7/1/2002                                            500,000            515,686

North Adams, GO Notes, BAN 4%, 2/26/2002                                                             3,300,000          3,310,936

MICHIGAN--9.2%

Detroit Downtown Development Authority, Revenue, Refunding

 VRDN (Millender Center Project)

  2.70% (LOC; HSBC Bank USA)                                                                         4,200,000  (a)     4,200,000

Lake St. Clair Shores Drainage District, GO Notes

  3.40%, 11/1/2001 (Liquidity Facility; Comercia Bank)                                               2,775,000          2,775,000

Michigan Higher Education Student Authority, Student Loan Revenue

 Refunding, VRDN

  2.85% (Insured; AMBAC and LOC; Lloyds TSB Bank)                                                   10,000,000  (a)    10,000,000

Michigan Strategic Fund, LOR, VRDN

 (Peckham Vocational Industries Project)

  2.83% (LOC; Michigan National Bank)                                                                3,150,000  (a)     3,150,000

MISSOURI--2.3%

Saint Charles County Industrial Development Authority, Industrial Revenue

 Refunding, VRDN (Country Club Apartments Project)

  2.66% (LOC; LaSalle Bank)                                                                          5,000,000  (a)     5,000,000

MONTANA--.9%

Montana Board Investment, RRR (Colstrip Project)

  3.25%, 3/1/2002 (LOC; Dexia Credit Local de France)                                                2,000,000          2,000,000

                                                                                                                  The Funds

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                                    Principal
DREYFUS MUNICIPAL CASH MANAGEMENT PLUS (CONTINUED)                                                 Amount ($)        Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TAX EXEMPT INVESTMENTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

NEW MEXICO--2.2%

Bernalillo County, GO Notes, BAN

  3.10%, 3/20/2002                                                                                   2,203,000          2,203,000

New Mexico Hospital Equipment Loan Council, Revenue, VRDN

 Pooled Loan Program 2.85% (Liquidity Facility: CDC Funding Corp.

  and Landesbank Hessen)                                                                             2,600,000  (a)     2,600,000

OHIO--3.2%

Ohio Housing Finance Agency, Mortgage Revenue

  (Residential) 4.35%, 8/30/2001                                                                     2,000,000          2,000,000

Ohio Water Development Authority, PCR, Refunding, VRDN

 (Duquesne Light Co.) 2.75% (Insured; AMBAC and Liquidity

  Facility; The Bank of New York)                                                                    5,000,000  (a)     5,000,000

OKLAHOMA--1.8%

Oklahoma Housing Finance Agency, SFMR

  Homeownership Loan 3.25%, 11/1/2001 (LOC; AIG Funding Inc.)                                        4,040,000          4,040,000

PENNSYLVANIA--8.7%

East Hampfield Township Industrial Development Authority, Revenues

  VRDN (Menomite Home Project) 2.72% (LOC; Northern Trust Corp.)                                     2,000,000  (a)     2,000,000

Emmaus General Authority, Revenue, VRDN:

  2.70%   (LOC; Goldman Sachs)                                                                      10,000,000  (a)    10,000,000

  (Conewago School District) 2.65% (LOC; Kredietbank)                                                3,000,000  (a)     3,000,000

  (Northampton Area School District) 2.65% (LOC; Kredietbank)                                        1,000,000  (a)     1,000,000

Lancaster County, GO Notes, VRDN

  2.72% (Insured; FGIC and Liquidity Facility; FGIC)                                                 3,000,000  (a)     3,000,000

RHODE ISLAND--1.3%

Rhode Island Housing and Mortgage Finance Corporation (Putters)

  VRDN 2.79% (Liquidity Facility; Morgan Guaranty Trust Co.)                                         2,870,000  (a)     2,870,000

TEXAS--5.5%

Brazos River Harbor Naval District of Brazoria County, Industrial Revenue

  VRDN (BASF Corp. Project) 2.65%                                                                    5,000,000  (a)     5,000,000

Dallas-Fort Worth International Airport Facility, Improvement

 Corporation Revenue, CP

 2.60%, 9/13/2001 (Liquidity Facility: Landesbank Hessen Hessen-Thuringen

 Girozentrale, Morgan Guaranty Trust Co., State Street Bank and

  Trust Co. and Westduetche Landesbank.)                                                             5,000,000          5,000,000

State of Texas, GO Notes 5%, 10/1/2001                                                               2,000,000          2,006,504

VIRGINIA--1.9%

Virginia Beach Development Authority, IDR, Refunding, VRDN

  (Giant Square) 2.65% (LOC; Wachovia Bank)                                                          4,250,000  (a)     4,250,000

WASHINGTON--3.9%

Washington Economic Development Finance Authority, SWDR

 VRDN (Waste Management Project)

  2.75% (LOC; Fleet Bank)                                                                            5,500,000  (a)     5,500,000

Yakima County Public Corporation, IDR, Refunding, VRDN

 (John I Hass Inc. Project)

  2.90% (LOC: Bayerische Hypo-Und Vereinsbank and Deutsche Bank)                                     3,000,000  (a)     3,000,000


                                                                                                    Principal
DREYFUS MUNICIPAL CASH MANAGEMENT PLUS (CONTINUED)                                                 Amount ($)           Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TAX EXEMPT INVESTMENTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

WISCONSIN--1.6%

Milwaukee Redevelopment Authority, Redevelopment Revenue

  VRDN (American Society for Quality) 2.75% (LOC; U.S. Bank NA)                                      2,000,000  (a)     2,000,000

Racine Unified School District, Revenue, BAN

  3.50%, 2/4/2002                                                                                    1,570,000          1,571,690

WYOMING--.9%

Wyoming Community Development Authority, Housing Revenue

  4.45%, 12/1/2001                                                                                   2,000,000          2,000,985
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $213,166,345)                                                                    97.1%        213,166,345

CASH AND RECEIVABLES (NET)                                                                                2.9%          6,370,961

NET ASSETS                                                                                              100.0%        219,537,306

SEE FOOTNOTES ON PAGE 39.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 The Funds

STATEMENT OF INVESTMENTS

July 31, 2001 (Unaudited)

                                                                                                    Principal
DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT                                                         Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TAX EXEMPT INVESTMENTS--98.9%
------------------------------------------------------------------------------------------------------------------------------------

NEW YORK--97.2%

Albany Industrial Development Agency, VRDN:

 Civic Facility Revenue (Saint Rose Project)

    2.45% (Insured; AMBAC and Liquidity Facility; Key Bank)                                          5,180,000  (a)     5,180,000

  IDR (Corning Homes Project)

    2.55% (LOC, Chase Manhattan Bank)                                                                4,600,000  (a)     4,600,000

Arlington Central School District, GO Notes

  TAN 3% 11/9/2001                                                                                   5,000,000          5,006,693

Broome County, GO Notes, BAN

  3.40%, 4/1/2002                                                                                    8,000,000          8,020,668

Chautauqua County Industrial Development Agency

 Civic Facility Revenue, VRDN

  (Gerry Homes Project) 2.55% (LOC; HSBC Bank USA)                                                   7,600,000  (a)     7,600,000

Dutchess County Industrial Development Agency

 Civic Facility Revenue, VRDN

  (Marist College Civic Facility) 2.45% (LOC; Key Bank)                                              7,000,000  (a)     7,000,000

Falconer Central School District, GO Notes, BAN

  4.75%, 11/21/2001                                                                                  2,500,000          2,502,200

Town of Islip Industrial Development Agency, IDR

 VRDN (Brentwood Distribution Co. Facility)

  2.70% (LOC; Fleet Bank)                                                                            3,750,000  (a)     3,750,000

Katonah-Lewisboro Union Free School District

  GO Notes, BAN 3.25% 7/26/2002                                                                      4,606,000          4,628,923

Town of Lancaster Industrial Development Agency

 Civic Facility Revenue, VRDN

 (Greenfield Manor Project) 2.55% (LOC; Manufacturers

  and Traders Trust Co.)                                                                            15,000,000  (a)    15,000,000

Long Island Power Authority, Electric System Revenue

 CP 2.55%, 11/8/2001 (Liquidity Facility; Banque Paribas,

 Bayerische Landesbank, Morgan Guaranty Trust Co. and

  State Street Bank and Trust Co.)                                                                   8,000,000          8,000,000

Metropolitan Transportation Authority, Transit Facility

 Revenue, CP:

    2.60%, 8/24/2001 (LOC; ABN-AMRO)                                                                15,000,000         15,000,000

    2.55%, 8/30/2001 (LOC; ABN-AMRO)                                                                 6,500,000          6,500,000

    2.65%, 9/24/2001 (LOC; ABN-AMRO)                                                                10,000,000         10,000,000

Monroe County Industrial Development Agency

 LR, VRDN (Robert Weslayan College)

  2.60% (LOC; Manufacturers and Traders Trust Co.)                                                   2,940,000  (a)     2,940,000

Nassau County, General Improvement, GO Notes

  5.25%, 9/1/2001 (Insured; FSA)                                                                     4,544,000          4,552,519

Nassau County Industrial Development Agency

 Civic Facility Revenue, VRDN

  (St. Mary's Children Project) 2.75% (LOC; Fleet Bank)                                              2,790,000  (a)     2,790,000

New York City, GO Notes:

  7.75%, 8/15/2001                                                                                   2,000,000  (b)     2,033,462

  VRDN:

    2.50% (LOC; Commerzbank)                                                                        15,200,000  (a)    15,200,000

    2.65% (Insured; MBIA and Liquidity Facility; Credit

      Argicole-Indosuez)                                                                             2,700,000  (a)     2,700,000

    2.75% (LOC; Morgan Guaranty Trust Co.)                                                           3,050,000  (a)     3,050,000


                                                                                                    Principal
DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT (CONTINUED)                                              Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TAX EXEMPT INVESTMENTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

NEW YORK (CONTINUED)

New York City Housing Development Corporation, VRDN:

 MFHR (Westmont Apartments)

    2.48% (LOC; Federal Home Loans Bank)                                                            10,000,000  (a)    10,000,000

  MFMR (Marmion Avenue Project)                                                                      6,700,000  (a)     6,700,000

    2.45% (LOC; Key Bank)

New York City Industrial Development Agency, VRDN:

 Civic Facility Revenue:

    (Brooklyn United Methodist Project)

      2.45% (LOC; The Bank of New York)                                                              4,105,000  (a)     4,105,000

    (Jewish Community Center)

      2.55% (LOC; Manufactuers and Traders Trust Co.)                                                5,000,000  (a)     5,000,000

  IDR, Refunding

    (Plaza Packaging Project)

    2.65% (LOC; Bank of New York)                                                                    2,590,000  (a)     2,590,000

  Special Facility Revenue

    (Korean Airlines Co.)

    2.55% (LOC; Citibank)                                                                           12,700,000  (a)    12,700,000

New York City Municipal Water Finance Authority, CP

 Water and Sewer System Revenue:

    2.65%, 8/21/2001 (LOC; Wesdeutsche Landesbank)                                                  10,000,000          10,000,000

    2.60%, 9/27/2001 (LOC: Bayerische Landesbank,

      Landesbank Hessen-Thuringen Gironzentrale

      and Westdeutsche Landesbank)                                                                   4,000,000          4,000,000

New York State, GO Notes

  4.30%, 8/8/2001(LOC; Dexia Credit Local de France)                                                 2,900,000          2,900,000

New York State Dormitory Authority, Revenues:

  CP (Cornell University) 2.50% 12/11/2001                                                          11,800,000          11,800,000

  Mental Health Services Facilities Improvement

    5% 8/15/2001                                                                                       315,000            315,069

  VRDN (Merlots):

    2.75% (Insured; AMBAC and Liquidity Facility;

      First Union Bank)                                                                              3,000,000  (a)     3,000,000

    2.75% (Insured; MBIA and Liquidity Facility;

      First Union Bank)                                                                              5,000,000  (a)     5,000,000

    (Metropolitan Museum of Art) 2.35%                                                               5,580,000  (a)     5,580,000

    (Miriam Osborne Memorial Home):

      2.55%, Series A (LOC; Manufactures and Traders Bank)                                           5,970,000  (a)     5,970,000

      2.55%, Series B (LOC; Manufactures and Traders Bank)                                          13,305,000  (a)    13,305,000

    (St. Lukes Hospital)

      2.75% (Liquidity Facility; First Union Bank)                                                   5,160,000  (a)     5,160,000

New York State Energy Research and Development Authority:

 Facilities Revenue, VRDN (Consolidated Edison Co.):

    2.45%, Series A-1 (LOC; Barclays Bank)                                                           9,500,000  (a)     9,500,000

    2.45%, Series A-3 (LOC; Barclays Bank)                                                           7,900,000  (a)     7,900,000

  PCR:

    (New York State Electric and Gas Co.)

      3.15%, 3/15/2002 (LOC; Morgan Guaranty Trust Co.)                                              4,500,000          4,500,000

    VRDN (Niagara Mohawk)

      2.85% (LOC; Morgan Guaranty Trust Co.)                                                         5,400,000  (a)     5,400,000

                                                                                                                  The Funds

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                                    Principal
DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT (CONTINUED)                                             Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TAX EXEMPT INVESTMENTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

NEW YORK (CONTINUED)

New York State Housing Finance Agency, VRDN

 Housing Revenue:

    (70 Battery Place)

      2.45% (LOC; FNMA)                                                                              3,600,000  (a)     3,600,000

    (Saxony Housing)

      2.45% (LOC; FNMA)                                                                             13,500,000  (a)    13,500,000

    (Talleyrand Crescent Housing)

      2.45% (LOC; Fleet Bank)                                                                        2,000,000  (a)     2,000,000

    (Theatre Row Tower)

      2.55% (LOC; Bayerische Hypo-Und Vereinsbank)                                                   7,000,000  (a)     7,000,000

    (West 23rd Street Housing)

      2.40% (LOC; Bayerische Hypo-Und Vereinsbank)                                                  10,000,000  (a)    10,000,000

New York State Power Authority, VRDN

 Electric Power and Light Revenues

 2.50% (Liquidity Facility: The Bank of New York,

 Bank of Nova Scotia, Bayerische Landesbank,

 Commerzbank, Dexia Credit Locale de France, First

 Union Bank, Landesbank Hessen, Morgan Guaranty

  Trust Co. and State Street Bank and Trust Co.)                                                    10,000,000  (a)    10,000,000

Norwich, GO Notes, BAN 4.75%, 1/10/2002                                                              4,124,822          4,137,654

Ontario County Industrial Development Agency, IDR

  VRDN (Dixit Enterprises) 2.70% (LOC; HSBC Bank USA)                                                3,350,000  (a)     3,350,000

Oswego County Industrial Development Agency, PCR

  Refunding, VRDN (Philip Morris Project) 2.60%                                                      6,000,000  (a)     6,000,000

Pawling Central School District, GO Notes, BAN

  3.50%, 11/21/2001                                                                                  3,387,778          3,391,319

Pearl River Union Free School District, GO Notes

  BAN 4.75%, 8/31/2001                                                                               2,000,000          2,000,661

Poughkeepsie Industrial Development Agency

 Senior Living Facility Revenue, VRDN

 (Manor at Woodside Project) 2.55%

  (LOC; The Bank of New York)                                                                        5,000,000  (a)     5,000,000

Renesselaer Industrial Development Agency, IDR

 (Capital View Office Park Project)

  4.25%, 12/31/2001 (LOC; SunTrust Bank)                                                             3,075,000          3,075,000

Stony Point, GO Notes, BAN 3.75%, 2/7/2002                                                           4,875,000          4,884,821

Suffolk County Water Authority, VRDN

 Water Revenue 2.45%

  (Liquidity Facility; Bank of Novia Scotia)                                                        15,000,000  (a)    15,000,000

Syracuse Industrial Development Agency

 Civic Facility Revenue, VRDN

 (Community Development Properties-Larned Project)

  2.65% (LOC; Manufacturers and Traders Trust Co.)                                                   7,235,000  (a)     7,235,000

Triborough Bridge and Tunnel Authority, Revenues

  BAN 5%, 1/17/2002                                                                                 10,000,000         10,089,408

Warren and Washington Counties Industrial Development

 Agency, Civic Facility Revenue, VRDN

 (Glen at Hiland Meadows Project)

  2.52% (LOC; PNC Bank)                                                                              5,000,000  (a)     5,000,000


                                                                                                    Principal
DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT (CONTINUED)                                             Amount ($)           Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TAX EXEMPT INVESTMENTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

NEW YORK (CONTINUED)

Westchester County Industrial Agency, VRDN:

 Civic Facility Revenue

    (Young Mens Christian Association)

      2.50% (LOC; Allied Irish Bank)

  Commercial Facility Revenue                                                                        4,000,000  (a)     4,000,000

    (Panorama Flight Service Inc. Project)

      2.55% (LOC; The Bank of New York)                                                              5,260,000  (a)     5,260,000

Yonkers Industrial Development Agency, Revenue

 VRDN (Merlots) 2.80% (Liquidity Facility; First

  Union Bank)                                                                                        3,215,000  (a)     3,215,000

U.S. RELATED--1.7%

Puerto Rico Commonwealth Government Development Bank

  CP 2.65%, 10/31/2001                                                                               7,000,000          7,000,000
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $406,218,397)                                                                    98.9%        406,218,397

CASH AND RECEIVABLES (NET)                                                                                1.1%          4,511,455

NET ASSETS                                                                                              100.0%        410,729,852

SEE FOOTNOTES ON PAGE 39.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 The Funds

STATEMENT OF INVESTMENTS

July 31, 2001 (Unaudited)

                                                                                                     Principal
DREYFUS TAX EXEMPT CASH MANAGEMENT                                                                  Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TAX EXEMPT INVESTMENTS--101.3%
------------------------------------------------------------------------------------------------------------------------------------

ALABAMA--.2%

Columbia Industrial Development Board, PCR, Refunding

  VRDN (Alabama Power Co. Project) 2.80%                                                             4,000,000  (a)     4,000,000

ALASKA--.5%

Anchorage, GO Notes, TAN 3.75%, 12/14/2001                                                          10,000,000         10,021,571

ARIZONA--.9%

Apache County Industrial Development Authority, IDR, VRDN

 (Tucson Electric Power--Springerville Project)

  2.65% (LOC; The Bank of New York)                                                                 10,500,000  (a)    10,500,000

Scottsdale Industrial Development Authority, Industrial Revenue

 VRDN (Scottsdale Water Service) 2.90% (Insured; MBIA and

  Liquidity Facility; Bank of Nova Scotia)                                                           6,830,000  (a)     6,830,000

ARKANSAS--.6%

University of Arkansas, University Facility Revenues, Refunding

 VRDN (UAMS Campus)

  2.67% (Insured; MBIA and LOC; Bank of America)                                                    11,200,000  (a)    11,200,000

COLORADO--.6%

Colorado Health Facilities Authority, Revenues, VRDN

 (Covenant Retirement Communities Inc.)

  2.75% (LOC; LaSalle Bank)                                                                         12,900,000  (a)    12,900,000

DELAWARE--1.0%

Delaware Economic Development Authority, VRDN:

 MFHR

    (School House Project) 2.65% (LOC; HSBC Bank USA)                                               15,000,000  (a)    15,000,000

  Private Schools Revenue

    (Saint Andrews School Project) 2.69% (LOC; Allied Irish Bank)                                    5,000,000  (a)     5,000,000

DISTRICT OF COLUMBIA--1.2%

District of Columbia, Revenue:

 CP (National Academy of Science Project)

    2.80%, 11/14/2001 (Insured; AMBAC and LOC; NationsBank)                                         12,500,000          12,500,000

  VRDN

    (Henry J. Kaiser Foundation) 2.75% (LOC; Chase Manhattan Bank)                                  11,000,000  (a)    11,000,000

FLORIDA--10.6%

Capital Projects Finance Authority, Revenue, VRDN

 Capital Projects Loan Program:

    2.65% (Insured; FSA and LOC; SunTrust Bank)                                                     23,110,000  (a)    23,110,000

    2.85% (GIC; CDC Funding Corp. and LOC: The Bank of New York,

      Bayerische Hypo-Und Vereinsbank and Landesbank Hessen)                                        27,200,000  (a)    27,200,000

Florida Housing Finance Agency, MFHR, VRDN

 (Oak at Regency Apartment)

  2.70% (LOC; Federal Home Loan Banks)                                                               5,300,000  (a)     5,300,000

Highlands County Health Facilities Authority, Revenue, VRDN

 (Adventist Health System)

  2.65% (Insured; MBIA and Liquidity Facility; Bank of America)                                     37,500,000  (a)    37,500,000

Jacksonville, CP 2.75%, 8/8/2001 (Liquidity Facility: Bayerische

  Landesbank, Morgan Guaranty Trust Co. and SunTrust Bank)                                          35,900,000         35,900,000

Orange County Health Facilities Authority, Revenues, VRDN

 (Florida Hospital Association)

 2.85% (GIC; CDC Funding Corp. and Liquidity Facility: The Bank

  of New York, Bank of Nova Scotia and Banque Paribas)                                              13,000,000  (a)    13,000,000


                                                                                                    Principal
DREYFUS TAX EXEMPT CASH MANAGEMENT (CONTINUED)                                                     Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TAX EXEMPT INVESTMENTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

FLORIDA (CONTINUED)

Putnam County Development Authority, PCR:

 (NRU-Seminole Electric)

    3.25%, 9/15/2001 (Liquidity Facility; National Rural Utilities)                                  5,000,000          5,000,000

  (Seminole Electric Cooperative)

    2.70%, 12/15/2001 (Liquidity Facilities; National Rural Utilities)                               9,500,000          9,500,000

St. Lucie County, PCR, Refunding, VRDN

  (Florida Power and Light Co. Project) 2.85%                                                       24,300,000  (a)    24,300,000

Sunshine Governmental Financing Commission, Revenue, CP:

  2.80%, 8/10/2001 (LOC; Bank of Novia Scotia)                                                      9,045,000          9,045,000

  (Coral Gables) 3.15%, 10/12/2001 (LOC; Toronto Dominion Bank)                                     20,000,000         20,000,000

GEORGIA--4.1%

Albany Dougherty Payroll Development Authority, PCR

  Refunding, VRDN (Philip Morris Co. Inc.) 2.75%                                                    10,000,000  (a)    10,000,000

Dekalb County Hospital Authority, HR, VRDN

 (Dekalb Medical Center Inc. Project)

  2.65% (LOC; Wachovia Bank)                                                                        12,500,000  (a)    12,500,000

Fulton County Housing Authority, MFHR, Refunding, VRDN

  (Spring Creek Crossing) 2.65% (LOC; Wachovia Bank)                                                15,400,000  (a)    15,400,000

Gainesville and Hall County Development Authority, Revenue

 VRDN (Senior Living Facility--Lanier)

  2.75% (LOC; Regions Bank)                                                                         15,000,000  (a)    15,000,000

Gainesville Redevelopment Authority, Educational Facilities Revenue

 VRDN (Riverside Military Project)

  2.70% (LOC; SunTrust Bank)                                                                         6,000,000  (a)     6,000,000

Gwinnett County School District, GO Notes

  Construction Sales Tax Notes 4.25%, 12/28/2001                                                    22,000,000         22,103,702

ILLINOIS--12.9%

Chicago Board of Education, GO Notes, VRDN

  2.65% (Insured; FSA and LOC; Dexia Credit Locale de France)                                       25,000,000  (a)    25,000,000

Chicago Park District, TAW 5.125%, 9/21/2001                                                        14,000,000         14,015,405

Illinois Development Finance Authority VRDN:

  PCR, Refunding (Amerencips Project) 2.90%                                                         12,100,000  (a)    12,100,000

  Revenues (Evanston Northwestern):

    2.75% (Liquidity Facility; Bank One Corp.)                                                      20,000,000  (a)    20,000,000

    Refunding 2.70% (Liquidity Facility; Bank One Corp.)                                            20,000,000  (a)    20,000,000

Illinois Educational Facilities Authority, College and University Revenue, CP

 (Art Institute of Chicago)

  4.45%, 8/27/2001 (LOC; Harris Trust and Savings)                                                  15,000,000         15,000,000

Illinois Health Facilities Authority, Revenues:

 (Evanston Hospital Corp.):

    4.45%, Series C, 10/31/2001                                                                      5,000,000          5,000,000

    4.45%, Series D, 10/31/2001                                                                     10,000,000         10,000,000

  (Evanston Northwestern Corp.)

    2.90%, 5/31/2002                                                                                20,000,000         20,000,000

  VRDN:

    (Franciscan Eldercare Service)

      2.78% (LOC; LaSalle Bank)                                                                     10,000,000  (a)    10,000,000

                                                                                                                  The Funds

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                                    Principal
DREYFUS TAX EXEMPT CASH MANAGEMENT (CONTINUED)                                                     Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TAX EXEMPT INVESTMENTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

ILLINOIS (CONTINUED)

Illinois Health Facilities Authority, Revenues (continued):

 VRDN (continued)

    Refunding (Central Dupage Health):

      2.85%, Series B (LOC; American National Bank of Chicago)                                      10,300,000  (a)    10,300,000

      2.85%, Series C (LOC; American National Bank of Chicago)                                       7,300,000  (a)     7,300,000

    (Rehab Institute Chicago Project)

      2.65% (LOC; Bank of America)                                                                  31,600,000  (a)    31,600,000

    (Resurrection Health):

      2.65% (Insured; FSA and Liquidity Facility;

        LaSalle Bank)                                                                               28,350,000  (a)    28,350,000

      2.80% (Insured; FSA and Liquidity Facility;

        Bank One Corp.)                                                                              5,000,000  (a)     5,000,000

Regional Transportation Authority, VRDN

 (Merlots) 2.80% (Insured; MBIA and Liquidity Facility;

  First Union Bank)                                                                                  5,000,000  (a)     5,000,000

Saint Clair County, Industrial Building Revenue, Refunding

 VRDN (Winchester Apartments Project)

  2.66% (LOC; LaSalle Bank)                                                                         15,550,000  (a)    15,550,000

Will County Community United School District, GO Notes

  5.25%, 11/1/2001 (Insured; FSA)                                                                    2,040,000          2,050,638

INDIANA--.7%

Indiana Development Finance Authority, Environmental Revenue

 Refunding (USX Corp. Project) 2.60%, 8/9/2001

  (LOC; Bank One Corp.)                                                                              5,000,000          5,000,000

Indiana Health Facilities Financing Authority, Revenue, Refunding

 VRDN (Baptist Homes of Indiana)

  2.75% (LOC; LaSalle Bank)                                                                         10,000,000  (a)    10,000,000

IOWA--.9%

Louisa County, PCR, Refunding, VRDN

  (Midwest Power System Inc. Project) 2.80%                                                         17,900,000  (a)    17,900,000

KANSAS--1.9%

Kansas City, MFHR, Refunding, VRDN

 (Wood View Apartments Project) 2.69%

  (LOC; Federal Home Loan Bank)                                                                     10,195,000  (a)    10,195,000

Merriam, Hospital Improvement Revenue

  (Shawnee Medical Center Inc. Project) 7.25%, 9/1/2001                                              3,565,000  (b)     3,648,695

Wyandotte County/Kansas City Unified Government Renewal

 Municipal Temporary Notes:

    2.70%, 2/1/2002                                                                                  2,729,000          2,729,000

    2.75%, 6/1/2002                                                                                  3,172,000          3,172,000

    GO Notes:

      4.04%, 2/1/2002                                                                                7,717,000          7,717,000

      4.05%, 2/1/2002                                                                                5,275,000          5,275,000

      3.20%, 5/1/2002                                                                                4,658,000          4,658,000

KENTUCKY--4.6%

Jefferson County, Student Housing Industrial Building Revenue

 VRDN (University of Louisville Project)

  2.69% (LOC; First Union Bank)                                                                     20,000,000  (a)    20,000,000

Kentucky Interlocal School Transportation Association, COP

  TRAN 3.75%, 6/28/2002                                                                              7,500,000          7,568,148


                                                                                                     Principal
DREYFUS TAX EXEMPT CASH MANAGEMENT (CONTINUED)                                                      Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TAX EXEMPT INVESTMENTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

KENTUCKY (CONTINUED)

Ohio County, PCR, VRDN (Big Rivers Electric Corp. Project):

  2.70% (Insured; AMBAC and Liquidity Facility; Credit Suisse)                                      54,800,000  (a)    54,800,000

  2.80% (Insured; AMBAC and Liquidity Facility; Credit Suisse)                                      10,000,000  (a)    10,000,000

LOUISIANA--5.1%

Louisiana Local Government Environmental Facilities and

 Community Development Authority, VRDN:

    Health Care Revenue (St. James Place)

      2.50% (LOC; Banque Paribas)                                                                   14,000,000  (a)    14,000,000

    Revenue:

      LCDA Loan Financing Program 2.85% (Liquidity Facility:

        AmSouth and Banque Paribus and LOC; CDC Funding Corp.)                                      15,000,000  (a)    15,000,000

      (Merlots) 2.82% (Insured; AMBAC and

        LOC; First Union Bank)                                                                       8,150,000  (a)     8,150,000

Louisiana Public Facilities Authority, Revenues, VRDN:

 HR, Refunding, Hospital Equipment Finance Program

    2.70% (LOC; Bank One Corp.)                                                                     21,800,000  (a)    21,800,000

  Revenue:

    Equipment and Capital Facilities Loan Program

      2.74% (LOC; Kredietbank)                                                                       9,000,000  (a)     9,000,000

    (Pennington Medical Funding Project)

      2.75% (LOC; Bank One Corp.)                                                                   20,000,000  (a)    20,000,000

Plaquemines Port Harbor and Terminal District, Port

 Facilities Revenue (Chevron Pipe Line)

  4.30%, 9/4/2001                                                                                   13,000,000         12,998,234

MARYLAND--1.7%

Maryland Health and Higher Educational Facilities Authority

 Revenue, VRDN (Mercey Ridge)

  2.70% (LOC; Allied Irish Banks)                                                                   34,900,000  (a)    34,900,000

MASSACHUSETTS--3.8%

Massachusetts, GO Notes, Refunding 5.50%, 11/1/2001                                                 11,000,000         11,065,516

Massachusetts Development Finance Agency, Revenue, VRDN

 (Draper Laboratory) 2.60% (Insured; MBIA and

  Liquidity Facility; Morgan Guaranty Trust Co.)                                                    15,000,000  (a)    15,000,000

New England Education Loan Marketing Corporation

  Student Loan Revenue 5.80%, 3/1/2002                                                              12,000,000          12,177,069

North Adams, GO Notes, BAN 4%, 2/26/2002                                                             6,000,000          6,019,884

Pioneer Valley Transit Authority, GO Notes

  RAN 4.875%, 8/3/2001                                                                               6,000,000          6,000,102

City of Springfield, GO Notes, BAN

  3.50%, 8/30/2001 (LOC; Fleet Bank)                                                                11,800,000         11,806,294

Whitman Hanson Regional School District, GO Notes

  BAN 4%, 12/14/2001                                                                                13,840,000         13,884,091

MICHIGAN--5.7%

Detroit Downtown Development Authority, Revenue, Refunding

  VRDN (Millender Center Project) 2.70% (LOC; HSBC Bank USA)                                         8,000,000  (a)     8,000,000

Detroit Water Supply System, Water Revenue, Refunding, VRDN

  (Second Lien) 2.60% (Insured; FGIC and Liquidity Facility; FGIC)                                  28,000,000  (a)    28,000,000

                                                                                                                  The Funds

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                                    Principal
DREYFUS TAX EXEMPT CASH MANAGEMENT (CONTINUED)                                                     Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TAX EXEMPT INVESTMENTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

MICHIGAN (CONTINUED)

Lake St. Clair Shores Drainage District, GO Notes

  3.40%, 11/1/2001 (LOC; Comerica Bank)                                                             10,000,000         10,000,000

Michigan Building Authority, Revenue 6.375%, 10/1/2001                                               3,785,000  (b)     3,880,249

Michigan Hospital Finance Authority, VRDN

 Revenues:

    Hospital Equipment Loan Program

      2.75% (LOC; Michigan National Bank)                                                           19,500,000  (a)    19,500,000

    Refunding (Trinity Health) 2.70%                                                                38,000,000  (a)    38,000,000

Michigan Municipal Board Authority, Revenue 4%, 4/11/2002                                            6,000,000          6,037,097

MINNESOTA--.4%

Mankato, Recreational Revenue, VRDN

  (Mankato Area Family YMCA Project) 2.90% (LOC; U.S. Bank)                                          2,165,000  (a)     2,165,000

Minnesota School Districts, Tax and Aid Anticipation Borrowing

  Program, COP 4%, 2/12/2002                                                                         5,000,000          5,017,577

MISSOURI--1.0%

Kansas City Industrial Development Authority, VRDN

 MFHR, Refunding (Coach House South Apartments)

  2.65% (LOC; FHLM)                                                                                 20,000,000  (a)    20,000,000

NEBRASKA--1.4%

Nebhelp Inc., Multiple Mode Student Loan Revenue, VRDN

 2.55% (Insured; MBIA and Liquidity Facility; Student

  Loan Marketing Association)                                                                       27,340,000  (a)    27,340,000

NEVADA--.5%

Las Vegas Valley Water District, CP 2.75%, 10/10/2001

 (LOC: Union Bank of Switzerland and Westdeutsche

  Landesbank)                                                                                       10,000,000         10,000,000

NEW HAMPSHIRE--.6%

New Hampshire Health and Education Authority, HR

 VRDN (Wentworth Douglass Hospital )

  2.95% (Liquidity Facility; Asset Guaranty and LOC; Fleet Bank)                                    12,490,000  (a)    12,490,000

NEW MEXICO--.3%

New Mexico Hospital Equipment Loan Council, Revenue

 VRDN, Pooled Loan Program

 2.85% (Liquidity Facility; Landesbank Hessen-Thuringen

  Girozentrale and LOC; CDC funding Corp)                                                            5,000,000  (a)     5,000,000

NORTH CAROLINA--1.7%

North Carolina Medical Care Commission, Health Care

 Facilities Revenue, VRDN (Grace Hospital Inc.)

  2.65% (LOC; Wachovia Bank)                                                                        20,700,000  (a)    20,700,000

Pitt County, Revenues (Pitt County Memorial Hospital)

  6.90%, 12/1/2001                                                                                  12,000,000  (b)    12,378,911

OHIO--.5%

Hamilton County, Hospital Facilities Revenue, VRDN

 (Children's Hospital Medical Center)

  2.68% (LOC; PNC Bank)                                                                              9,250,000  (a)     9,250,000


                                                                                                    Principal
DREYFUS TAX EXEMPT CASH MANAGEMENT (CONTINUED)                                                     Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TAX EXEMPT INVESTMENTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

PENNSYLVANIA--7.1%

Allegheny County Industrial Development Authority, PCR

 Refunding, VRDN (Duquesne)

 2.75% (Insured; AMBAC and Liquidity Facility;

  The Bank of New York)                                                                              6,300,000  (a)     6,300,000

Emmaus, General Authority Revenue, VRDN:

  2.70%, Series C (GIC; Goldman Sachs and Co.)                                                       6,500,000  (a)     6,500,000

  2.70%, Series E (GIC; Goldman Sachs and Co.)                                                      10,000,000  (a)    10,000,000

  2.70%, Series G (GIC; Goldman Sachs and Co.)                                                      15,400,000  (a)    15,400,000

  2.70%, Series H (GIC; Goldman Sachs and Co.)                                                       3,700,000  (a)     3,700,000

  2.65%, Sub-Series D-19 (LOC; Bayerische Hypo-Und Vereinsbank)                                     10,000,000  (a)    10,000,000

  (Hanover Public School) 2.65% (LOC; Bayerische Hypo-Und Vereinsbank)                               7,000,000  (a)     7,000,000

  (Littlestown School District) 2.65% (LOC; Kredietbank)                                             5,000,000  (a)     5,000,000

  (Lower Dauphin School) 2.65% (LOC; Bayerische Landesbank)                                         10,000,000  (a)    10,000,000

  (Springfield School) 2.65% (LOC; Bayerische Landesbank)                                            7,500,000  (a)     7,500,000

  (Upper Moreland) 2.65% (LOC; Bayerische Landesbank)                                                2,910,000  (a)     2,910,000

  Local Government:

    (Council Rock School) 2.65% (LOC; Bayerische Landesbank)                                         5,000,000  (a)     5,000,000

    (Freeport School) 2.65% (LOC; Kredietbank)                                                       8,000,000  (a)     8,000,000

    (Kutztown School) 2.65% (LOC; Kredietbank)                                                      10,000,000  (a)    10,000,000

    (Lower Paxton Town) 2.65% (LOC; Kredietbank)                                                    11,400,000  (a)    11,400,000

Huntingdon County General Authority

 College and University Revenue (Juanita College Project)

  4%, 5/1/2002 (LOC; PNC Bank)                                                                      10,450,000         10,526,370

Schuylkill County, GO Notes, VRDN

  2.72% (Insured; AMBAC and LOC; First Union Bank)                                                   8,000,000  (a)     8,000,000

Somerset County General Authority Commonwealth, LR

  6.25%, 10/15/2001                                                                                  4,000,000          4,025,815

SOUTH CAROLINA--.9%

South Carolina Jobs Economic Development Authority, Health

 Facilities Revenue, VRDN (Presbyterian Home of South Carolina)

  2.65% (LOC; Wachovia Bank)                                                                         8,650,000  (a)     8,650,000

Union South Carolina Hospital, Health Care Revenue, VRDN

  (Wallace Thompson) 2.65% (LOC; Wachovia Bank)                                                      9,460,000  (a)     9,460,000

TENNESSEE--11.5%

Blount County Public Building Authority, Revenue, VRDN

 Local Government Public Improvement 2.75%

 (Insured; AMBAC and LOC: Kreditbank and Landesbank

  Baden-Wurttmberg)                                                                                  3,500,000  (a)     3,500,000

Johnson City Health and Educational Facilities Board, HR, VRDN

  (Merlots) 2.87% (Insured; MBIA and LOC; First Union Bank)                                         19,935,000  (a)    19,935,000

Metropolitan Government Nashville and Davidson County Health and

 Educational Facilities Board, College and University Revenue, VRDN

  (Vanderbilt University) 2.60% (LOC; Bayerische Landesbank)                                        30,000,000  (a)    30,000,000

                                                                                                                  The Funds

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                                    Principal
DREYFUS TAX EXEMPT CASH MANAGEMENT (CONTINUED)                                                     Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TAX EXEMPT INVESTMENTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

TENNESSEE (CONTINUED)

Montgomery County Public Building Authority

 Pooled Financing Revenue, VRDN:

    Government Obligation (Montgomery County Loan)

      2.65% (LOC; Bank of America)                                                                  21,595,000  (a)    21,595,000

    (Tennessee County Loan) 2.65% (LOC; Bank of America)                                            44,790,000  (a)    44,790,000

Sevier County Public Building Authority, Local Government Public

 Improvement, VRDN:

    Revenue:

      2.65% (Insured; AMBAC and Liquidity Facility;

        Kredietbank)                                                                                 9,290,000  (a)     9,290,000

      2.65% (Insured; AMBAC and Liquidity Facility;

        Landesbank Hessen-Thuringen Girozentrale)                                                   20,000,000  (a)    20,000,000

      2.75% (Insured; AMBAC and Liquidity Facility;

        Morgan Guaranty Trust Co.)                                                                   9,450,000  (a)     9,450,000

      2.75% (Insured; FSA and Liquidity Facility;

        Morgan Guaranty Trust Co.)                                                                   8,115,000  (a)     8,115,000

    Water and Sewer Revenue

      2.65% (Insured; AMBAC and Liquidity Facility;

        Kredietbank)                                                                                12,500,000  (a)    12,500,000

Shelby County Health and Educational Housing Facilities Board

 CP (Baptist Memorial Hospital):

    Health Facilities Revenues

      3.20%, 10/09/2001 (LOC; Bank of America)                                                       4,500,000          4,500,000

    HR:

      2.95%, 10/26/2001 (LOC; Bank of America)                                                      25,500,000         25,500,000

      2.85%, 11/16/2001 (LOC; Bank of America)                                                       7,000,000          7,000,000

      2.65%, 12/14/2001 (LOC; Bank of America)                                                      11,700,000         11,700,000

TEXAS--8.1%

Dallas Area Rapid Transit, Sales Tax Revenue, CP:

 2.65%, 8/9/2001 (Liquidity Facility: Bayerische Landesbank, Landesbank

    Baden-Wurttmberg, State Street Bank and Trust Co. and

    Westdeutsche Landesbank)                                                                        10,000,000         10,000,000

  2.75%, 8/9/2001 (Liquidity Facility: Bayerische Landesbank, Landesbank

    Baden-Wurttmberg, State Street Bank and Trust Co. and

    Westdeutsche Landesbank)                                                                        10,000,000         10,000,000

  2.70%, 10/11/2001 (Liquidity Facility: Bayerische Landesbank, Landesbank

    Baden-Wurttmberg, State Street Bank and Trust Co. and

    Westdeutsche Landesbank)                                                                         7,000,000          7,000,000

Harris County Health Facilities Development Corporation

 HR, VRDN (Texas Children's Hospital)

 2.70% (Insured; MBIA and Liquidity Facility;

  Morgan Guaranty Trust Co.)                                                                        25,500,000  (a)    25,500,000

Hockley County Industrial Development Corporation, PCR

  (Amoco Project-Standard Oil Co.) 3.30%, 9/1/2001                                                  10,000,000         10,000,826

City of Houston, Water and Sewer Systems Revenue:

 CP 2.55%, 8/30/2001 (Liquidity Facility: Bayerische Landesbank

    and Westdeutsche Landesbank)                                                                    10,000,000         10,000,000

  VRDN (Merlots) 2.82% (Insured; MBIA and

    LOC; First Union Bank)                                                                           3,975,000  (a)     3,975,000

North Central Health Facility Development Corporation, Revenue

 VRDN (Retirement Facility--Northwest Senior Housing)

  2.75% (LOC; LaSalle Bank)                                                                         12,500,000  (a)    12,500,000


                                                                                                     Principal
DREYFUS TAX EXEMPT CASH MANAGEMENT (CONTINUED)                                                      Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TAX EXEMPT INVESTMENTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

TEXAS (CONTINUED)

City of San Antonio, Water Revenue:

 CP 2.60%, 8/23/2001 (Liquidity Facility: Landesbank Baden-Wurttmberg

    and Westdeutsche Landesbank)                                                                    12,500,000         12,500,000

  VRDN

    (Melots) 2.82% (Liquidity Facility; First Union Bank)                                           10,000,000  (a)    10,000,000

State of Texas, TRAN 5.25%, 8/31/2001                                                               18,500,000         18,514,141

Texas Municipal Power Agency, CP:

 2.65%, 8/21/2001 (Liquidity Facility: Bayerische

    Landesbank, Morgan Guaranty Trust Co. and State Street Bank

    and Trust Co.)                                                                                   8,000,000          8,000,000

  2.65%, 10/1/2001 (Liquidity Facility: Bayerische

    Landesbank, Morgan Guaranty Trust Co. and State Street Bank

    and Trust Co.)                                                                                  14,000,000         14,000,000

Texas Public Finance Authority, Revenue, CP

  2.65%, 8/14/2001                                                                                  10,000,000         10,000,000

UTAH--1.9%

Intermountain Power Agency, Power Supply Revenue:

 3.10%, 9/15/2001 (Insured; AMBAC and Liquidity Facility;

    Landesbank Hessen-Thuringen Girozentrale)                                                       12,700,000         12,700,000

  CP:

    2.60%, 8/28/2001 (Insured; AMBAC and Liquidity Facility;

      Landesbank Hessen-Thuringen Girozentrale)                                                     15,100,000         15,100,000

    2.65%, 10/29/2001 (Liquidity Facility: Bank of America and

      Bank of Nova Scotia)                                                                          10,000,000         10,000,000

VIRGINIA--2.9%

Alexandria Industrial Development Authority, Revenue, VRDN

 (Institute Defense Analyses)

  2.80% (Insured; AMBAC and Liquidity Facility; First Union Bank)                                   16,445,000  (a)    16,445,000

Fredericksburg Industrial Development Authority, Historical

 Facilities Revenue, VRDN

 (George Washington Foundation)

  2.70% (LOC; First Union Bank)                                                                     10,000,000  (a)    10,000,000

Virginia Beach Development Authority, Residential Care Facility

 Mortgage Revenue, VRDN

 (Westminster--Canterbury of Hampton Roads Inc.)

  2.70% (LOC; First Union Bank)                                                                     30,500,000  (a)    30,500,000

WASHINGTON--2.8%

Washington Health Care Facilities Authority, HR, VRDN

  (Seattle Cancer Care) 2.67% (LOC; Key Bank)                                                       14,700,000  (a)    14,700,000

Washington Housing Finance Commission

 Non-profit Housing Revenue, Refunding, VRDN

  (Panorama City Project) 2.85% (LOC; Key Bank)                                                     11,500,000  (a)    11,500,000

Washington Public Power Supply System

 Electric Power and Light Revenue, Refunding, VRDN

  2.55% (Insured; MBIA and Liquidity Facility; Credit Suisse)                                       29,130,000  (a)    29,130,000

WEST VIRGINIA--.7%

West Virginia Hospital Finance Authority, Revenues, VRDN

 WVHA Pooled Finance Program

 2.78% (Liquidity Facility: Bank of Nova Scotia and Banque

  Paribas and LOC; Bank of America)                                                                 14,400,000  (a)    14,400,000

                                                                                                                  The Funds

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                                    Principal
DREYFUS TAX EXEMPT CASH MANAGEMENT (CONTINUED)                                                     Amount ($)           Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TAX EXEMPT INVESTMENTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

WISCONSIN--1.2%

Byron, IDR, Refunding, VRDN

 (Ocean Spray Inc. Project)

  2.65% (LOC; Wachovia Bank)                                                                         6,500,000  (a)     6,500,000

Menasha Joint School District, BAN

  3.12%, 6/17/2002                                                                                   8,175,000          8,183,859

Wisconsin Center District, Tax Revenue, VRDN

  2.70% (LOC; U.S. Bank NA)                                                                         10,000,000  (a)    10,000,000

U.S. RELATED--.8%

Puerto Rico Commonwealth Government Development

  Bank, CP 2.65%, 10/31/2001                                                                        15,620,000         15,620,000
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $2,012,297,851)                                                                 101.3%      2,012,315,194

LIABILITIES, LESS CASH AND RECEIVABLES                                                                  (1.3%)       (26,733,741)

NET ASSETS                                                                                              100.0%      1,985,581,453

SEE FOOTNOTES ON PAGE 39.

SEE NOTES TO FINANCIAL STATEMENTS.



Summary of Abbreviations

AMBAC        American Municipal Bond Assurance Corporation

BAN          Bond Anticipation Notes

COP          Certificate of Participation

CP           Commercial Paper

EDR          Economic Development Revenue

FGIC         Federal Guaranty Insurance Company

FHLM         Federal Home Loan Mortgage

FNMA         Federal National Mortgage Association

FSA          Financial Security Assurance

GIC          Guaranteed Investment Contract

GO           General Obligation

HR           Hospital Revenue

IDR          Industrial Development Revenue

LOC          Letter of Credit

LOR          Limited Obligation Revenue

LR           Lease Revenue

MBIA         Municipal Bond Investors Assurance
               Insurance Corporation

MFHR         Multi-Family Housing Revenue

MFMR         Multi-Family Mortgage Revenue

PCR          Pollution Control Revenue

RAN          Revenue Anticipation Notes

RRR          Resources Recovery Revenue

SFMR         Single Family Mortgage Revenue

SWDR         Solid Waste Diposal Revenue

TAN          Tax Anticipation Notes

TAW          Tax Anticipation Warrants

TRAN         Tax and Revenue Anticipation Notes

VRDN         Variable Rate Demand Notes

Summary of Combined Ratings (Unaudited)



                                                                                                         VALUE (%)
                                                                                          DREYFUS         DREYFUS        DREYFUS
                                                                                      MUNICIPAL CASH     NEW YORK      TAX EXEMPT
                                                                                        MANAGEMENT    MUNICIPAL CASH      CASH
FITCH            OR           MOODY'S                 OR     STANDARD & POOR'S             PLUS         MANAGEMENT     MANAGEMENT
-----                         -------                        -----------------        --------------  --------------   -----------

F1+/F1                        VMIG1/MIG1, P1                 SP1+/SP1, A1+/A1             80.0            85.3           86.7

AAA/AA (c)                    Aaa/Aa (c)                     AAA/AA (c)                   11.2             5.7            9.2

NR (d)                        NR (d)                         NR (d)                        8.8             9.0            4.1

                                                                                         100.0           100.0          100.0

(A)  SECURITIES PAYABLE ON DEMAND.  VARIABLE INTEREST  RATE--SUBJECT TO PERIODIC
     CHANGE.

(B)  BONDS  WHICH  ARE  PREREFUNDED  ARE   COLLATERALIZED  BY  U.S.   GOVERNMENT
     SECURITIES  WHICH  ARE HELD IN  ESCROW  AND ARE USED TO PAY  PRINCIPAL  AND
     INTEREST  ON THE  MUNICIPAL  ISSUE AND TO  RETIRE  THE BONDS IN FULL AT THE
     EARLIEST REFUNDING DATE.

(C)  NOTES WHICH ARE NOT F, MIG OR SP RATED ARE  REPRESENTED  BY BOND RATINGS OF
     THE ISSUERS.

(D)  SECURITIES WHICH,  WHILE NOT RATED BY FITCH,  MOODY'S AND STANDARD & POOR'S
     HAVE BEEN  DETERMINED BY THE MANAGER TO BE OF  COMPARABLE  QUALITY TO THOSE
     RATED SECURITIES IN WHICH THE FUND MAY INVEST.

(E)  AT JULY 31,  2001,  DREYFUS TAX EXEMPT  CASH  MANAGEMENT  HAD  $593,535,000
     (29.9% OF NET ASSETS) INVESTED IN SECURITIES WHOSE PAYMENT OF PRINCIPAL AND
     INTEREST IS DEPENDENT UPON REVENUES GENERATED FROM HEALTH CARE PROJECTS.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 The Funds

STATEMENT OF ASSETS AND LIABILITIES

(amounts in thousands, except Net Asset Value Per Share)

July 31, 2001 (Unaudited)

                                                              DREYFUS         DREYFUS        DREYFUS        DREYFUS        DREYFUS
                                               DREYFUS           CASH      GOVERNMENT     GOVERNMENT       TREASURY       TREASURY
                                                  CASH     MANAGEMENT            CASH     PRIME CASH           CASH     PRIME CASH
                                            MANAGEMENT     PLUS, INC.      MANAGEMENT     MANAGEMENT      MANAGEMENT    MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------

ASSETS ($):

Investments at value--Note 1(a,b) ((+))     12,673,870    19,607,900        7,397,356       824,913      3,417,491(a)     3,439,328

Interest receivable                             40,250       132,133           47,805         1,482         11,375           22,959

                                            12,714,120    19,740,033        7,445,161       826,395      3,428,866        3,462,287
------------------------------------------------------------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation
  and affiliates                                 2,730        3,760             1,597           322           786              944

Cash overdraft due to Custodian                 34,802       34,360             7,485           109         9,416            6,166

Payable for investment securities
  purchased                                         --          --            100,000            --            --              --

                                                37,532       38,120           109,082           431        10,202            7,110
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ($)                              12,676,588   19,701,913         7,336,079       825,964     3,418,664        3,455,177
------------------------------------------------------------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                             12,676,712  19,702,028          7,336,105       826,011     3,419,419       3,456,130

Accumulated net realized gain (loss)
  on investments                                 (124)       (115)               (26)          (47)          (755)          (953)
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ($)                              12,676,588  19,701,913         7,336,079       825,964       3,418,664      3,455,177
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE

INSTITUTIONAL SHARES

  Net Assets ($)                            10,582,326  17,878,766        5,544,545        295,633       2,429,824      2,073,388

  Shares Outstanding                        10,582,465  17,878,944        5,544,610        295,660       2,430,490      2,074,180

  NET ASSET VALUE PER SHARE ($)                   1.00       1.00             1.00            1.00            1.00           1.00
------------------------------------------------------------------------------------------------------------------------------------


INVESTOR SHARES

  Net Assets ($)                             1,471,868  1,019,027          910,686          77,313         863,300        711,210

  Shares Outstanding                         1,471,870  1,019,005          910,673          77,316         863,384        711,338

  NET ASSET VALUE PER SHARE ($)                   1.00       1.00             1.00            1.00            1.00          1.00
------------------------------------------------------------------------------------------------------------------------------------

ADMINISTRATIVE SHARES

  Net Assets ($)                               332,360    426,908          447,997           4,714          19,657        21,316

  Shares Outstanding                           332,354    426,899          447,983           4,714         19,658         21,322

  NET ASSET VALUE PER SHARE ($)                   1.00       1.00             1.00            1.00           1.00          1.00
------------------------------------------------------------------------------------------------------------------------------------


PARTICIPANT SHARES

  Net Assets ($)                               290,034    377,212          432,851         448,304        105,883        649,263

  Shares Outstanding                           290,023    377,180          432,839         448,321        105,887        649,290

  NET ASSET VALUE PER SHARE ($)                   1.00       1.00             1.00            1.00           1.00           1.00
------------------------------------------------------------------------------------------------------------------------------------

((+))  Investments at cost ($)              12,673,870  19,607,900       7,397,356         824,913      3,417,491      3,439,328

(A)  AMOUNT INCLUDES REPURCHASE AGREEMENTS OF $1,488,660,000 FOR DREYFUS TREASURY CASH MANAGEMENT. SEE NOTE 1(B).

SEE NOTES TO FINANCIAL STATEMENTS.


                                                                                     DREYFUS            DREYFUS          DREYFUS
                                                                                 MUNICIPAL CASH         NEW YORK        TAX EXEMPT
                                                                                   MANAGEMENT        MUNICIPAL CASH        CASH
                                                                                      PLUS            MANAGEMENT        MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------

ASSETS ($):

Investments at value--Note 1 (a,b)((+))                                                 213,166            406,218         2,012,315

Cash                                                                                      5,446              2,662           --

Interest receivable                                                                         974              1,927           10,519

                                                                                        219,586             410,807       2,022,834
------------------------------------------------------------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation
  and affiliates                                                                             49                 77             438

Cash overdraft due to Custodian                                                              --                 --          23,815

Payable for investment securities
  purchased                                                                                  --                 --          13,000

                                                                                             49                  77         37,253
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ($)                                                                          219,537             410,730      1,985,581
------------------------------------------------------------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                                         219,674             410,734      1,986,190

Accumulated net realized gain (loss)
  on investments                                                                          (137)                 (4)          (626)

Accumulated gross unrealized appreciation
  on investments                                                                             --                 --             17
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ($)                                                                          219,537             410,730     1,985,581
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE

INSTITITUTIONAL SHARES

  Net Assets ($)                                                                        145,531             360,804     1,646,842

  Shares Outstanding                                                                    145,673             360,806     1,647,413

  NET ASSET VALUE PER SHARE ($)                                                            1.00                1.00          1.00
------------------------------------------------------------------------------------------------------------------------------------

INVESTOR SHARES

  Net Assets ($)                                                                         47,934              34,270       189,967

  Shares Outstanding                                                                     47,931              34,272       190,001

  NET ASSET VALUE PER SHARE ($)                                                            1.00                1.00          1.00
------------------------------------------------------------------------------------------------------------------------------------

ADMINISTRATIVE SHARES

  Net Assets ($)                                                                         11,023              15,261        18,519

  Shares Outstanding                                                                     11,023              15,261        18,518

  NET ASSET VALUE PER SHARE ($)                                                            1.00                1.00         1.00
------------------------------------------------------------------------------------------------------------------------------------

PARTICIPANT SHARES

  Net Assets ($)                                                                         15,049                 395       130,253

  Shares Outstanding                                                                     15,047                 395       130,258

  NET ASSET VALUE PER SHARE ($)                                                            1.00                1.00         1.00
------------------------------------------------------------------------------------------------------------------------------------

((+))  Investments at cost ($)                                                          213,166             406,218    2,012,298

SEE NOTES TO FINANCIAL STATEMENTS.


                                                                 The Funds


STATEMENT OF OPERATIONS

(amounts in thousands)

Six Months Ended July 31, 2001 (Unaudited)

                                                              DREYFUS         DREYFUS        DREYFUS         DREYFUS        DREYFUS
                                               DREYFUS           CASH      GOVERNMENT     GOVERNMENT        TREASURY       TREASURY
                                                  CASH     MANAGEMENT            CASH     PRIME CASH            CASH     PRIME CASH
                                            MANAGEMENT     PLUS, INC.      MANAGEMENT     MANAGEMENT      MANAGEMENT     MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                315,859        387,096         142,596         18,452          70,809       77,132

EXPENSES:

Management fee--Note 2(a)                       12,893         15,822           5,905            781           3,020        3,263

Distribution fees--Note 2(b):

  Investor Shares                                1,484          1,140             853             94             899          698

  Administrative Shares                            114             88              73              2              10            7

  Participant Shares                               633            811             387            824             247        1,249

TOTAL EXPENSES                                  15,124         17,861           7,218          1,701           4,176        5,217

INVESTMENT INCOME--NET                         300,735        369,235         135,378         16,751          66,633       71,915
------------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) ON
  INVESTMENTS--NOTE 1(B) ($)                       381            677             112             31            (25)          106

NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                    301,116        369,912         135,490         16,782          66,608       72,021

SEE NOTES TO FINANCIAL STATEMENTS.



                                                                                        DREYFUS             DREYFUS         DREYFUS
                                                                                 MUNICIPAL CASH            NEW YORK      TAX EXEMPT
                                                                                     MANAGEMENT      MUNICIPAL CASH            CASH
                                                                                           PLUS          MANAGEMENT      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                                                           3,456               5,967          30,371

EXPENSES:

Management fee--Note 2(a)                                                                   202                 374           1,846

Distribution fees--Note 2(b):

  Investor Shares                                                                            55                  28             201

  Administrative Shares                                                                       2                   2               5

  Participant Shares                                                                         30                   1             287

TOTAL EXPENSES                                                                              289                 405           2,339

INVESTMENT INCOME--NET                                                                    3,167               5,562          28,032
------------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  ON INVESTMENTS--NOTE 1(B) ($):

Net realized gain (loss) on
  investments                                                                                23                  --              40

Net unrealized appreciation (depreciation)
  on investments                                                                            (6)                  --              (8)

NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                                             17                  --              32

NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                                                               3,184               5,562          28,064

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 The Funds


STATEMENT OF CHANGES IN NET ASSETS

(amounts in thousands)

                                                           DREYFUS CASH MANAGEMENT               DREYFUS CASH MANAGEMENT PLUS, INC.
                                                           ------------------------              -----------------------------------

                                                     SIX MONTHS ENDED        YEAR ENDED        SIX MONTHS ENDED          YEAR ENDED
                                                        JULY 31, 2001       JANUARY 31,           JULY 31, 2001         JANUARY 31,
                                                          (UNAUDITED)              2001             (UNAUDITED)                2001
------------------------------------------------------------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                                       300,735            531,358                369,235              582,399

Net realized gain (loss) on investments                          381                 15                    677                  750

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                 301,116            531,373                 369,912             583,149
------------------------------------------------------------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

   Institutional Shares                                    (262,377)          (451,577)               (335,940)           (516,137)

   Investor Shares                                          (26,295)           (51,160)                (20,637)            (38,200)

   Administrative Shares                                     (5,117)            (8,485)                 (3,732)             (9,975)

   Participant Shares                                        (6,946)           (20,136)                 (8,926)            (18,087)

TOTAL DIVIDENDS                                            (300,735)          (531,358)               (369,235)           (582,399)
------------------------------------------------------------------------------------------------------------------------------------

BENEFICIAL INTEREST/
   CAPITAL STOCK TRANSACTIONS ($1.00 per share):

Net proceeds from shares sold:

   Institutional Shares                                   56,867,556         82,455,912              88,070,836        119,652,542

   Investor Shares                                         4,097,289          5,327,180               2,695,999          3,814,805

   Administrative Shares                                   1,685,945          1,185,330               1,048,602            749,495

   Participant Shares                                        556,026          1,801,353                 898,547          2,044,207

Dividends reinvested:

   Institutional Shares                                       82,814            129,897                 139,057            247,367

   Investor Shares                                            13,327             15,255                  17,514             32,429

   Administrative Shares                                       1,440              2,858                   1,687              8,868

   Participant Shares                                            984              7,325                   8,393             17,353

Cost of shares redeemed:

   Institutional Shares                                 (55,493,420)       (82,475,817)            (80,683,994)       (116,072,086)

   Investor Shares                                       (3,605,302)        (5,053,743)             (2,443,945)         (3,795,228)

   Administrative Shares                                 (1,480,628)        (1,235,703)               (662,046)           (749,806)

   Participant Shares                                      (468,519)        (1,823,477)               (959,729)         (1,818,000)

INCREASE (DECREASE) IN NET ASSETS FROM
   BENEFICIAL INTEREST/CAPITAL STOCK TRANSACTIONS          2,257,512            336,370               8,130,921           4,131,946

TOTAL INCREASE (DECREASE) IN NET ASSETS                    2,257,893            336,385               8,131,598           4,132,696
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                                       10,418,695         10,082,310              11,570,315           7,437,619

END OF PERIOD                                             12,676,588         10,418,695              19,701,913          11,570,315

SEE NOTES TO FINANCIAL STATEMENTS.


                                                              DREYFUS GOVERNMENT                        DREYFUS GOVERNMENT
                                                               CASH MANAGEMENT                        PRIME CASH MANAGEMENT
                                                    -----------------------------------          -----------------------------------

                                                    SIX MONTHS ENDED        YEAR ENDED          SIX MONTHS ENDED         YEAR ENDED
                                                       JULY 31, 2001       JANUARY 31,             JULY 31, 2001        JANUARY 31,
                                                         (UNAUDITED)              2001               (UNAUDITED)               2001
------------------------------------------------------------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                                       135,378           256,909                  16,751               33,804

Net realized gain (loss) on investments                          112               554                      31                  (39)

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                 135,490           257,463                   16,782              33,765
------------------------------------------------------------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

   Institutional Shares                                    (113,530)         (211,312)                  (6,593)            (15,156)

   Investor Shares                                          (15,067)          (40,171)                  (1,570)             (3,219)

   Administrative Shares                                     (3,078)           (2,381)                    (108)                (89)

   Participant Shares                                        (3,703)           (3,045)                  (8,480)            (15,340)

TOTAL DIVIDENDS                                            (135,378)         (256,909)                 (16,751)            (33,804)
------------------------------------------------------------------------------------------------------------------------------------

BENEFICIAL INTEREST TRANSACTIONS ($1.00 per share):

Net proceeds from shares sold:

   Institutional Shares                                   16,988,946       32,206,685                   615,142           1,341,983

   Investor Shares                                         3,848,927        6,009,329                    88,279             124,286

   Administrative Shares                                     680,726          686,232                    17,155               7,724

   Participant Shares                                        818,725          757,352                 1,081,968             863,442

Dividends reinvested:

   Institutional Shares                                       48,362           96,291                     6,238              13,593

   Investor Shares                                             9,843           21,423                     1,480               3,151

   Administrative Shares                                       2,139            1,652                        13                  75

   Participant Shares                                          3,350            2,682                     8,350              15,213

Cost of shares redeemed:

   Institutional Shares                                  (15,556,889)      (31,812,665)                (613,768)         (1,465,038)

   Investor Shares                                        (3,590,634)       (5,892,034)                 (77,510)           (101,695)

   Administrative Shares                                    (305,064)         (636,717)                 (18,351)             (2,577)

   Participant Shares                                       (438,499)         (753,934)                (961,996)           (754,573)

INCREASE (DECREASE) IN NET ASSETS
   FROM BENEFICIAL INTEREST TRANSACTIONS                   2,509,932           686,296                  147,000              45,584

TOTAL INCREASE (DECREASE) IN NET ASSETS                    2,510,044           686,850                  147,031              45,545
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                                        4,826,035         4,139,185                  678,933             633,388

END OF PERIOD                                              7,336,079         4,826,035                  825,964             678,933

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 The Funds


STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

(amounts in thousands)

                                                            DREYFUS TREASURY                         DREYFUS TREASURY PRIME
                                                            CASH MANAGEMENT                               CASH MANAGEMENT
                                              ------------------------------------------     ---------------------------------------

                                              SIX MONTHS ENDED            YEAR ENDED         SIX MONTHS ENDED            YEAR ENDED
                                                 JULY 31, 2001           JANUARY 31,            JULY 31, 2001           JANUARY 31,
                                                   (UNAUDITED)                  2001              (UNAUDITED)                  2001
------------------------------------------------------------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                                  66,633               166,563                   71,915              151,870

Net realized gain (loss) on investments                   (25)                  (47)                      106                 (219)

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                            66,608               166,516                   72,021              151,651
------------------------------------------------------------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

   Institutional Shares                               (48,379)             (129,821)                 (46,801)             (113,858)

   Investor Shares                                    (15,220)              (33,704)                 (11,908)              (26,337)

   Administrative Shares                                 (452)               (1,229)                    (279)                 (719)

   Participant Shares                                  (2,582)               (1,809)                 (12,927)              (10,956)

TOTAL DIVIDENDS                                       (66,633)             (166,563)                 (71,915)             (151,870)
------------------------------------------------------------------------------------------------------------------------------------

BENEFICIAL INTEREST TRANSACTIONS ($1.00 per share):

Net proceeds from shares sold:

   Institutional Shares                             10,804,721            26,653,590               38,620,084           37,709,621

   Investor Shares                                   2,831,020             6,048,054                1,886,667            3,323,541

   Administrative Shares                                71,696                31,452                   46,473               17,254

   Participant Shares                                  271,134               354,638                  390,700            1,288,456

Dividends reinvested:

   Institutional Shares                                  8,492                23,058                   11,165               34,859

   Investor Shares                                       4,383                 6,827                    5,485               12,028

   Administrative Shares                                   416                 1,208                      261                  711

   Participant Shares                                      416                   423                    1,343                3,720

Cost of shares redeemed:

   Institutional Shares                           (10,521,037)          (26,417,427)             (38,493,647)          (38,035,154)

   Investor Shares                                 (2,643,022)           (5,856,436)              (1,682,802)           (3,245,790)

   Administrative Shares                              (74,265)              (33,887)                 (35,235)              (26,713)

   Participant Shares                                (284,880)             (268,708)                (352,056)             (820,441)

INCREASE (DECREASE) IN NET ASSETS
   FROM BENEFICIAL INTEREST TRANSACTIONS               469,074               542,792                  398,438               262,092

TOTAL INCREASE (DECREASE) IN NET ASSETS                469,049               542,745                  398,544               261,873
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                                  2,949,615             2,406,870                3,056,633            2,794,760

END OF PERIOD                                        3,418,664             2,949,615                3,455,177            3,056,633

SEE NOTES TO FINANCIAL STATEMENTS.







                                          DREYFUS MUNICIPAL CASH       DREYFUS NEW YORK MUNICIPAL            DREYFUS TAX EXEMPT
                                             MANAGEMENT PLUS                 CASH MANAGEMENT                   CASH MANAGEMENT
                                     -----------------------------------------------------------------------------------------------

                                     SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED
                                        JULY 31, 2001  JANUARY 31,    JULY 31, 2001  JANUARY 31,     JULY 31, 2001  JANUARY 31,
                                          (UNAUDITED)        2001        (UNAUDITED)       2001         (UNAUDITED)       2001
------------------------------------------------------------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                          3,167       8,376          5,562           12,681        28,032         61,354

Net realized gain (loss) on investments            23          18            --               --             40             65

Net unrealized appreciation (depreciation)
   on investments                                 (6)           6            --               --             (8)            25

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                    3,184       8,400           5,562          12,681        28,064         61,444
------------------------------------------------------------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

   Institutional Shares                       (2,271)       (6,287)           (5,220)      (12,259)            (23,652)    (48,564)

   Investor Shares                              (643)       (1,788)             (287)         (380)             (2,292)     (7,128)

   Administrative Shares                         (42)           (8)              (46)           (7)               (127)        (31)

   Participant Shares                           (211)         (293)               (9)          (35)             (1,961)     (5,631)

TOTAL DIVIDENDS                               (3,167)       (8,376)           (5,562)      (12,681)            (28,032)    (61,354)
------------------------------------------------------------------------------------------------------------------------------------

BENEFICIAL INTEREST TRANSACTIONS
   ($1.00 per share):

Net proceeds from shares sold:

   Institutional Shares                       520,080      755,327           444,463     1,805,150           4,388,374   8,736,800

   Investor Shares                            174,899      298,798            39,398         7,140             428,440   1,056,530

   Administrative Shares                       11,692          200            29,480           200              48,019         531

   Participant Shares                          20,152       41,229             1,427         3,652             139,260     372,406

Dividends reinvested:

   Institutional Shares                         1,627        5,515             1,926         3,540               9,027      17,664

   Investor Shares                                482        1,287               286           379               1,088       1,431

   Administrative Shares                           42            8                46             7                 110          30

   Participant Shares                             211          292                 7            35                  --          --

Cost of shares redeemed:

   Institutional Shares                     (509,452)     (756,944)         (415,279)   (1,744,040)         (4,288,401) (8,275,268)

   Investor Shares                          (172,520)     (303,559)          (17,585)       (6,123)           (393,725) (1,126,907)

   Administrative Shares                        (919)        -- (a)          (14,472)        -- (a)            (29,708)     (2,064)

   Participant Shares                        (19,318)      (27,519)           (1,805)       (3,357)           (176,791)   (335,253)

INCREASE (DECREASE) IN NET ASSETS
   FROM BENEFICIAL INTEREST TRANSACTIONS       26,976        14,634            67,892        66,583             125,693    445,900

TOTAL INCREASE (DECREASE) IN NET ASSETS        26,993        14,658            67,892        66,583             125,725    445,990
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                           192,544       177,886           342,838       276,255           1,859,856  1,413,866

END OF PERIOD                                 219,537       192,544           410,730       342,838           1,985,581  1,859,856

(A)  AMOUNT REPRESENTS LESS THAN $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.


                                                                 The Funds




FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from each fund's financial statements.

                                                       PER SHARE DATA ($)                      RATIOS/SUPPLEMENTAL DATA (%)
                                              ----------------------------------------------   ----------------------------

                                                                                                            RATIO OF NET  NET
                                          NET ASSET             DIVIDENDS  NET ASSET            RATIO OF    INVESTMENT    ASSETS
                                          VALUE      NET        FROM NET   VALUE                EXPENSES    INCOME TO     END OF
                                          BEGINNING  INVESTMENT INVESTMENT END       TOTAL      TO AVERAGE  AVERAGE       PERIOD
                                          OF PERIOD  INCOME     INCOME     OF PERIOD RETURN (%) NET ASSETS  NET ASSETS ($X1,000,000)
----------------------------------------------------------------------------------------------------------------------------------

DREYFUS CASH MANAGEMENT

INSTITUTIONAL SHARES

Six Months Ended July 31, 2001            1.00       .024       (.024)     1.00      4.80(a)    .20(a)      4.70(a)       10,582
(Unaudited)

Year Ended January 31,

  2001                                    1.00       .063       (.063)     1.00      6.46       .20         6.24           9,125

  2000                                    1.00       .051       (.051)     1.00      5.19       .20         5.12           9,015

  1999                                    1.00       .053       (.053)     1.00      5.45       .20         5.32           6,273

  1998                                    1.00       .054       (.054)     1.00      5.58       .20         5.45           4,103

  1997                                    1.00       .053       (.053)     1.00      5.39       .20         5.27           2,758

INVESTOR SHARES

Six Months Ended July 31, 2001            1.00       .022       (.022)     1.00      4.54(a)    .45(a)      4.45(a)        1,472
(Unaudited)

Year Ended January 31,

  2001                                    1.00       .060       (.060)     1.00      6.19       .45         5.99             967

  2000                                    1.00       .048       (.048)     1.00      4.93       .45         4.88             678

  1999                                    1.00       .051       (.051)     1.00      5.19       .45         5.07             462

  1998                                    1.00       .052       (.052)     1.00      5.31       .45         5.18             464

  1997                                    1.00       .050       (.050)     1.00      5.13       .45         5.02             581

ADMINISTRATIVE SHARES

Six Months Ended July 31, 2001            1.00       .023       (.023)     1.00      4.68(a)    .30(a)      4.60(a)          332
(Unaudited)

Year Ended January 31,

  2001                                    1.00       .062       (.062)     1.00      6.35       .30         6.14             126

  2000                                    1.00       .050       (.050)     1.00      5.08       .30         5.02             173

  1999                                    1.00       .052       (.052)     1.00      5.34       .30         5.22             195

  1998                                    1.00       .053       (.053)     1.00      5.48       .30         5.37               2

  1997 (b)                                1.00       .010       (.010)     1.00      5.22(a)    .30(a)      3.74(a)        -- (c)

PARTICIPANT SHARES

Six Months Ended July 31, 2001            1.00       .022       (.022)     1.00      4.38(a)    .60(a)      4.30(a)          290
(Unaudited)

Year Ended January 31,

  2001                                    1.00       .059       (.059)     1.00      6.04       .60         5.84             202

  2000                                    1.00       .047       (.047)     1.00      4.77       .60         4.72             216

  1999                                    1.00       .049       (.049)     1.00      5.03       .60         4.92              65

  1998                                    1.00       .050       (.050)     1.00      5.16       .60         5.21              99

  1997 (b)                                1.00       .010       (.010)     1.00      4.92(a)    .60(a)      3.84(a)        -- (c)

(A)  ANNUALIZED.

(B)  FROM NOVEMBER 21, 1996  (COMMENCEMENT  OF INITIAL  OFFERING) TO JANUARY 31,
     1997.

(C)  AMOUNT REPRESENTS LESS THAN $1 MILLION.

SEE NOTES TO FINANCIAL STATEMENTS.






                                                      PER SHARE DATA ($)                               RATIOS/SUPPLEMENTAL DATA (%
                                          ---------------------------------------------------     ----------------------------------

                                                                                                             RATIO OF NET
                                          NET ASSET              DIVIDENDS     NET ASSET           RATIO OF   INVESTMENT  NET ASSETS
                                              VALUE      NET     FROM NET       VALUE              EXPENSES   INCOME TO    END OF
                                          BEGINNING  INVESTMENT  INVESTMENT      END      TOTAL   TO AVERAGE   AVERAGE    PERIOD
                                           OF PERIOD  INCOME     INCOME    OF PERIOD  RETURN (%) NET ASSETS NET ASSETS ($X1,000,000)
------------------------------------------------------------------------------------------------------------------------------------

DREYFUS CASH MANAGEMENT PLUS, INC.

INSTITUTIONAL SHARES

Six Months Ended July 31, 2001 (Unaudited)      1.00      .024    (.024)        1.00   4.86(a)     .20(a)   4.69(a)        17,879

Year Ended January 31,

  2001                                          1.00      .063    (.063)        1.00      6.49        .20      6.33        10,352

  2000                                          1.00      .051    (.051)        1.00      5.22        .20      5.08         6,524

  1999                                          1.00      .054    (.054)        1.00      5.50        .20      5.36         7,448

  1998                                          1.00      .055    (.055)        1.00      5.64        .20      5.50         5,793

  1997 (b)                                      1.00      .018    (.018)        1.00   5.34(a)     .20(a)   5.32(a)         5,516

Year Ended September 30, 1996                   1.00      .055    (.055)        1.00      5.59        .20      5.46         4,766

INVESTOR SHARES

Six Months Ended July 31, 2001 (Unaudited)      1.00      .023    (.023)        1.00   4.60(a)     .45(a)   4.44(a)         1,019

Year Ended January 31,

  2001                                          1.00      .061    (.061)        1.00      6.23        .45      6.08           749

  2000                                          1.00      .048    (.048)        1.00      4.95        .45      4.84           697

  1999                                          1.00      .051    (.051)        1.00      5.24        .45      5.12           690

  1998                                          1.00      .053    (.053)        1.00      5.38        .45      5.25           750

  1997 (b)                                      1.00      .017    (.017)        1.00   5.10(a)     .45(a)   5.07(a)           782

Year Ended September 30, 1996                   1.00      .052    (.052)        1.00      5.33        .45      5.19           629

ADMINISTRATIVE SHARES

Six Months Ended July 31, 2001 (Unaudited)      1.00      .023    (.023)        1.00   4.76(a)     .30(a)   4.59(a)           427

Year Ended January 31,

  2001                                          1.00      .062    (.062)        1.00      6.39        .30      6.23            39

  2000                                          1.00      .050    (.050)        1.00      5.12        .30      4.99            30

  1999                                          1.00      .053    (.053)        1.00      5.39        .30      5.26            31

  1998                                          1.00      .054    (.054)        1.00      5.54        .30      5.40            26

  1997 (c)                                      1.00      .010    (.010)        1.00   5.22(a)     .30(a)   4.99(a)        -- (d)

PARTICIPANT SHARES

Six Months Ended July 31, 2001 (Unaudited)      1.00      .022    (.022)        1.00   4.44(a)     .60(a)   4.29(a)           377

Year Ended January 31,

  2001                                          1.00      .059    (.059)        1.00      6.07        .60      5.93           430

  2000                                          1.00      .047    (.047)        1.00      4.80        .60      4.70           186

  1999                                          1.00      .050    (.050)        1.00      5.07        .60      4.96            67

  1998                                          1.00      .051    (.051)        1.00      5.22        .60      5.10            15

  1997 (c)                                      1.00      .010    (.010)        1.00   4.92(a)     .60(a)   4.78(a)        -- (d)

(A)  ANNUALIZED.

(B)  THE FUND CHANGED ITS FISCAL YEAR END FROM SEPTEMBER 30 TO JANUARY 31.

(C)  FROM NOVEMBER 21, 1996 (COMMENCEMENT OF INITIAL OFFERING) TO JANUARY 31, 1997.

(D)  AMOUNT REPRESENTS LESS THAN $1 MILLION.


SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 The Funds



FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       PER SHARE DATA ($)                              RATIOS/SUPPLEMENTAL DATA (%)
                                           ---------------------------------------------          ----------------------------------

                                                                                                             RATIO OF NET
                                          NET ASSET            DIVIDENDS  NET ASSET             RATIO OF   INVESTMENT  NET ASSETS
                                             VALUE      NET     FROM NET      VALUE             EXPENSES   INCOME TO     END OF
                                         BEGINNING  INVESTMENT  INVESTMENT      END   TOTAL   TO AVERAGE   AVERAGE       PERIOD
                                         OF PERIOD    INCOME     INCOME   OF PERIOD  RETURN (%)NET ASSETS  NET ASSETS ($X1,000,000)
------------------------------------------------------------------------------------------------------------------------------------

DREYFUS GOVERMENT CASH MANAGEMENT

INSTITUTIONAL SHARES

Six Months Ended July 31, 2001 (Unaudited)      1.00      .023    (.023)        1.00   4.76(a)     .20(a)   4.65(a)         5,544

Year Ended January 31,

  2001                                          1.00      .061    (.061)        1.00      6.28        .20      6.08         4,064

  2000                                          1.00      .049    (.049)        1.00      5.00        .20      4.88         3,573

  1999                                          1.00      .052    (.052)        1.00      5.35        .20      5.22         4,019

  1998                                          1.00      .054    (.054)        1.00      5.55        .20      5.41         4,137

  1997                                          1.00      .053    (.053)        1.00      5.38        .20      5.25         4,565

INVESTOR SHARES

Six Months Ended July 31, 2001 (Unaudited)      1.00      .022    (.022)        1.00   4.50(a)     .45(a)   4.40(a)           911

Year Ended January 31,

  2001                                          1.00      .059    (.059)        1.00      6.01        .45      5.83           643

  2000                                          1.00      .046    (.046)        1.00      4.74        .45      4.62           504

  1999                                          1.00      .050    (.050)        1.00      5.08        .45      4.96           811

  1998                                          1.00      .052    (.052)        1.00      5.28        .45      5.16           779

  1997                                          1.00      .050    (.050)        1.00      5.12        .45      5.01           547

ADMINISTRATIVE SHARES

Six Months Ended July 31, 2001 (Unaudited)      1.00      .023    (.023)        1.00   4.66(a)     .30(a)   4.55(a)           448

Year Ended January 31,

  2001                                          1.00      .060    (.060)        1.00      6.17        .30      5.98            70

  2000                                          1.00      .048    (.048)        1.00      4.89        .30      4.78            19

  1999                                          1.00      .051    (.051)        1.00      5.24        .30      5.12            52

  1998                                          1.00      .053    (.053)        1.00      5.44        .30      5.31           236

  1997 (b)                                      1.00      .010    (.010)        1.00   5.17(a)     .30(a)   5.15(a)            37

PARTICIPANT SHARES

Six Months Ended July 31, 2001 (Unaudited)      1.00      .021    (.021)        1.00   4.36(a)     .60(a)   4.25(a)           433

Year Ended January 31,

  2001                                          1.00      .057    (.057)        1.00      5.85        .60      5.68            49

  2000                                          1.00      .045    (.045)        1.00      4.58        .60      4.48            43

  1999                                          1.00      .048    (.048)        1.00      4.93        .60      4.81           270

  1998                                          1.00      .050    (.050)        1.00      5.13        .60      5.01            31

  1997 (b)                                      1.00      .001    (.001)        1.00   4.87(a)     .60(a)   4.85(a)        -- (c)

(A)  ANNUALIZED.

(B)  FROM NOVEMBER 21, 1996 (COMMENCEMENT OF INITIAL OFFERING) TO JANUARY 31, 1997.

(C)  AMOUNT REPRESENTS LESS THAN $1 MILLION.

SEE NOTES TO FINANCIAL STATEMENTS.




                                                       PER SHARE DATA ($)                        RATIOS/SUPPLEMENTAL DATA (%)
                                          ---------------------------------------------         --------------------------------

                                                                                                          RATIO OF NET
                                          NET ASSET            DIVIDENDS   NET ASSET            RATIO OF    INVESTMENT   NET ASSETS
                                              VALUE        NET  FROM NET       VALUE              EXPENSES   INCOME TO    END OF
                                          BEGINNING  INVESTMENT INVESTMENT       END   TOTAL    TO AVERAGE     AVERAGE    PERIOD
                                          OF PERIOD   INCOME    INCOME    OF PERIOD  RETURN(%) NET ASSETS   NET ASSETS($X1,000,000)
------------------------------------------------------------------------------------------------------------------------------------

DREYFUS GOVERNMENT PRIME CASH MANAGEMENT

INSTITUTIONAL SHARES

Six Months Ended July 31, 2001 (Unaudited)      1.00      .023    (.023)        1.00   4.58(a)     .20(a)     4.55(a)           296

Year Ended January 31,

  2001                                          1.00      .061    (.061)        1.00      6.27        .20        5.99           288

  2000                                          1.00      .049    (.049)        1.00      5.04        .20        4.98           397

  1999 (b)                                      1.00      .048    (.048)        1.00   5.33(a)     .20(a)     5.20(a)           194

INVESTOR SHARES

Six Months Ended July 31, 2001 (Unaudited)      1.00      .021    (.021)        1.00   4.34(a)     .45(a)     4.30(a)            77

Year Ended January 31,

  2001                                          1.00      .058    (.058)        1.00      6.00        .45        5.74            65

  2000                                          1.00      .047    (.047)        1.00      4.78        .45        4.73            39

  1999 (b)                                      1.00      .046    (.046)        1.00   5.06(a)     .45(a)     4.95(a)            15

ADMINISTRATIVE SHARES

Six Months Ended July 31, 2001 (Unaudited)      1.00      .022    (.022)        1.00   4.48(a)     .30(a)     4.45(a)             5

Year Ended January 31,

  2001                                          1.00      .060    (.060)        1.00      6.16        .30        5.89             6

  2000                                          1.00      .048    (.048)        1.00      4.95        .30        4.88             1

  1999 (b)                                      1.00      .047    (.047)        1.00   5.22(a)     .30(a)     5.10(a)             2

PARTICIPANT SHARES

Six Months Ended July 31, 2001 (Unaudited)      1.00      .021    (.021)        1.00   4.17(a)     .60(a)     4.15(a)           448

Year Ended January 31,

  2001                                          1.00      .057    (.057)        1.00      5.84        .60        5.59           320

  2000                                          1.00      .045    (.045)        1.00      4.63        .60        4.58           196

  1999 (b)                                      1.00      .045    (.045)        1.00   4.90(a)     .60(a)     4.80(a)           163

(A)  ANNUALIZED.

(B)  FROM FEBRUARY 27, 1998 (COMMENCEMENT OF OPERATIONS) TO JANUARY 31, 1999.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 The Funds



FINANCIAL HIGHLIGHTS (CONTINUED)

                                                        PER SHARE DATA ($)                      RATIOS/SUPPLEMENTAL DATA (%)
                                           ----------------------------------------------       --------------------------

                                                                                                         RATIO OF NET
                                           NET ASSET             DIVIDENDS  NET ASSET           RATIO OF   INVESTMENT     NET ASSETS
                                               VALUE      NET     FROM NET      VALUE            EXPENSES  INCOME TO       END OF
                                           BEGINNING  INVESTMENT  INVESTMENT      END   TOTAL  TO AVERAGE   AVERAGE        PERIOD
                                           OF PERIOD   INCOME     INCOME    OF PERIOD  RETURN (%) NET ASSETS NET ASSETS($X1,000,000)
------------------------------------------------------------------------------------------------------------------------------------

DREYFUS TREASURY CASH MANAGEMENT

INSTITUTIONAL SHARES

Six Months Ended July 31, 2001 (Unaudited)      1.00      .022    (.022)        1.00   4.58(a)     .20(a)   4.49(a)         2,430

Year Ended January 31,

  2001                                          1.00      .060    (.060)        1.00      6.12        .20      5.93         2,138

  2000                                          1.00      .048    (.048)        1.00      4.88        .20      4.76         1,879

  1999                                          1.00      .051    (.051)        1.00      5.21        .20      5.09         2,865

  1998                                          1.00      .053    (.053)        1.00      5.42        .20      5.30         2,921

  1997 (b)                                      1.00      .026    (.026)        1.00   5.20(a)     .20(a)   5.14(a)         2,649

Year Ended July 31, 1996                        1.00      .054    (.054)        1.00      5.51        .20      5.35         2,420

INVESTOR SHARES

Six Months Ended July 31, 2001 (Unaudited)      1.00      .021    (.021)        1.00   4.32(a)     .45(a)   4.24(a)           863

Year Ended January 31,

  2001                                          1.00      .057    (.057)        1.00      5.86        .45      5.68           671

  2000                                          1.00      .045    (.045)        1.00      4.62        .45      4.53           472

  1999                                          1.00      .048    (.048)        1.00      4.95        .45      4.84           538

  1998                                          1.00      .051    (.051)        1.00      5.17        .45      5.07           597

  1997 (b)                                      1.00      .025    (.025)        1.00   4.96(a)     .45(a)   4.89(a)           330

Year Ended July 31, 1996                        1.00      .051    (.051)        1.00      5.25        .45      5.05           238

ADMINISTRATIVE SHARES

Six Months Ended July 31, 2001 (Unaudited)      1.00      .022    (.022)        1.00   4.48(a)     .30(a)   4.39(a)            20

Year Ended January 31,

  2001                                          1.00      .059    (.059)        1.00      6.02        .30      5.83            22

  2000                                          1.00      .047    (.047)        1.00      4.78        .30      4.66            23

  1999                                          1.00      .050    (.050)        1.00      5.10        .30      4.99            17

  1998                                          1.00      .052    (.052)        1.00      5.32        .30      5.20        -- (d)

  1997 (c)                                      1.00      .010    (.010)        1.00   5.07(a)     .30(a)   4.25(a)        -- (d)

PARTICIPANT SHARES

Six Months Ended July 31, 2001 (Unaudited)      1.00      .020    (.020)        1.00   4.15(a)     .60(a)   4.09(a)           106

Year Ended January 31,

  2001                                          1.00      .056    (.056)        1.00      5.70        .60      5.53           119

  2000                                          1.00      .044    (.044)        1.00      4.46        .60      4.36            33

  1999                                          1.00      .047    (.047)        1.00      4.79        .60      4.68           126

  1998                                          1.00      .049    (.049)        1.00      5.00        .60      4.90           102

  1997 (c)                                      1.00      .009    (.009)        1.00   4.77(a)     .60(a)   4.20(a)        -- (d)

(A)  ANNUALIZED.

(B)  THE FUND CHANGED ITS FISCAL YEAR END FROM JULY 31 TO JANUARY 31.

(C)  FROM NOVEMBER 21, 1996 (COMMENCEMENT OF INITIAL OFFERING) TO JANUARY 31, 1997.

(D)  AMOUNT IS LESS THAN $1 MILLION.

SEE NOTES TO FINANCIAL STATEMENTS.





                                                          PER SHARE DATA ($)                      RATIOS/SUPPLEMENTAL DATA (%)
                                            ---------------------------------------------         --------------------------

                                                                                                             RATIO OF NET
                                            NET ASSET             DIVIDENDS  NET ASSET            RATIO OF   INVESTMENT   NET ASSETS
                                                VALUE      NET     FROM NET      VALUE            EXPENSES   INCOME TO      END OF
                                            BEGINNING  INVESTMENT  INVESTMENT      END   TOTAL  TO AVERAGE   AVERAGE        PERIOD
                                            OF PERIOD    INCOME     INCOME   OF PERIOD  RETURN (% NET ASSETS NET ASSETS($X1,000,000)
------------------------------------------------------------------------------------------------------------------------------------

DREYFUS TREASURY PRIME CASH MANAGEMENT

INSTITUTIONAL SHARES

Six Months Ended July 31, 2001 (Unaudited)      1.00      .023    (.023)        1.00   4.58(a)     .20(a)   4.53(a)         2,073

Year Ended January 31,

  2001                                          1.00      .058    (.058)        1.00      5.94        .20      5.74         1,936

  2000                                          1.00      .046    (.046)        1.00      4.72        .20      4.61         2,227

  1999                                          1.00      .050    (.050)        1.00      5.07        .20      4.96         2,784

  1998                                          1.00      .052    (.052)        1.00      5.30        .20      5.17         2,907

  1997 (b)                                      1.00      .047    (.047)        1.00   5.16(a)     .20(a)   5.05(a)         3,047

Year Ended February 29, 1996                    1.00      .055    (.055)        1.00      5.65        .20      5.53         2,904

INVESTOR SHARES

Six Months Ended July 31, 2001 (Unaudited)      1.00      .021    (.021)        1.00   4.32(a)     .45(a)   4.28(a)           711

Year Ended January 31,

  2001                                          1.00      .055    (.055)        1.00      5.68        .45      5.49           502

  2000                                          1.00      .044    (.044)        1.00      4.46        .45      4.36           412

  1999                                          1.00      .047    (.047)        1.00      4.81        .45      4.71           434

  1998                                          1.00      .049    (.049)        1.00      5.03        .45      4.91           304

  1997 (b)                                      1.00      .044    (.044)        1.00   4.88(a)     .45(a)   4.80(a)           358

Year Ended February 29, 1996                    1.00      .053    (.053)        1.00      5.39        .45      5.21           256

ADMINISTRATIVE SHARES

Six Months Ended July 31, 2001 (Unaudited)      1.00      .022    (.022)        1.00   4.48(a)     .30(a)   4.43(a)            21

Year Ended January 31,

  2001                                          1.00      .057    (.057)        1.00      5.84        .30      5.64            10

  2000                                          1.00      .045    (.045)        1.00      4.62        .30      4.51            19

  1999                                          1.00      .049    (.049)        1.00      4.97        .30      4.86            56

  1998                                          1.00      .051    (.051)        1.00      5.19        .30      5.10             7

  1997 (c)                                      1.00      .010    (.010)        1.00   4.97(a)     .30(a)   4.91(a)        -- (d)

PARTICIPANT SHARES

Six Months Ended July 31, 2001 (Unaudited)      1.00      .021    (.021)        1.00   4.17(a)     .60(a)   4.13(a)           649

Year Ended January 31,

  2001                                          1.00      .054    (.054)        1.00      5.52        .60      5.34           609

  2000                                          1.00      .042    (.042)        1.00      4.31        .60      4.23           138

  1999                                          1.00      .046    (.046)        1.00      4.65        .60      4.56           132

  1998                                          1.00      .048    (.048)        1.00      4.88        .60      4.79           110

  1997 (c)                                      1.00      .009    (.009)        1.00   4.66(a)     .60(a)   4.70(a)        -- (d)

(A)  ANNUALIZED.

(B)  THE FUND CHANGED ITS FISCAL YEAR END FROM FEBRUARY 28/29 TO JANUARY 31.

(C)  FROM NOVEMBER 21, 1996  (COMMENCEMENT  OF INITIAL  OFFERING) TO JANUARY 31,
     1997.

(D)  AMOUNT REPRESENTS LESS THAN $1 MILLION.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 The Funds



FINANCIAL HIGHLIGHTS (CONTINUED)



                                                       PER SHARE DATA ($)                      RATIOS/SUPPLEMENTAL DATA (%)
                                          ---------------------------------------------         ---------------------------

                                                                                                          RATIO OF NET
                                           NET ASSET             DIVIDENDS  NET ASSET           RATIO OF   INVESTMENT     NET ASSETS
                                               VALUE      NET     FROM NET    VALUE              EXPENSES   INCOME TO       END OF
                                           BEGINNING  INVESTMENT  INVESTMENT  END      TOTAL   TO AVERAGE   AVERAGE         PERIOD
                                           OF PERIOD    INCOME     INCOME   OF PERIOD  RETURN (%) NET ASSETS NET ASSETS($X1,000,000)
------------------------------------------------------------------------------------------------------------------------------------

DREYFUS MUNICIPAL CASH MANAGEMENT PLUS

INSTITUTIONAL SHARES

Six Months Ended July 31, 2001 (Unaudited)      1.00      .016    (.016)        1.00   3.25(a)     .20(a)   3.25(a)           146

Year Ended January 31,

  2001                                          1.00      .039    (.039)        1.00      4.01        .20      3.94           133

  2000                                          1.00      .031    (.031)        1.00      3.18        .20      3.12           129

  1999                                          1.00      .033    (.033)        1.00      3.37        .20      3.31           208

  1998                                          1.00      .035    (.035)        1.00      3.59        .20      3.53           134

  1997 (b)                                      1.00      .003    (.003)        1.00   3.41(a)     .20(a)   3.38(a)           159

Year Ended December 31, 1996                    1.00      .034    (.034)        1.00      3.43        .20      3.38           156

INVESTOR SHARES

Six Months Ended July 31, 2001 (Unaudited)      1.00      .015    (.015)        1.00   2.98(a)     .45(a)   3.00(a)            48

Year Ended January 31,

  2001                                          1.00      .037    (.037)        1.00      3.75        .45      3.69            45

  2000                                          1.00      .029    (.029)        1.00      2.93        .45      2.86            49

  1999                                          1.00      .031    (.031)        1.00      3.12        .45      3.07            50

  1998                                          1.00      .033    (.033)        1.00      3.34        .45      3.26            47

  1997 (b)                                      1.00      .003    (.003)        1.00   3.18(a)     .45(a)   3.13(a)            67

Year Ended December 31, 1996                    1.00      .031    (.031)        1.00      3.18        .45      3.14            46

ADMINISTRATIVE SHARES

Six Months Ended July 31, 2001 (Unaudited)      1.00      .015    (.015)        1.00   3.15(a)     .30(a)   3.15(a)            11

Year Ended January 31,

  2001                                          1.00      .038    (.038)        1.00      3.91        .30      3.84        -- (c)

  2000                                          1.00      .030    (.030)        1.00      3.08        .30      3.02        (-- c)

  1999                                          1.00      .032    (.032)        1.00      3.27        .30      3.54        (-- c)

  1998                                          1.00      .034    (.034)        1.00      3.49        .30      3.53        (-- c)

  1997 (b)                                      1.00      .003    (.003)        1.00   3.30(a)     .30(a)   3.64(a)          -- c

 Year Ended December 31, 1996 (d)                1.00      .004    (.004)        1.00   3.38(a)     .30(a)   3.73(a)          -- c

PARTICIPANT SHARES

Six Months Ended July 31, 2001 (Unaudited)      1.00      .014    (.014)        1.00   2.84(a)     .60(a)   2.85(a)            15

Year Ended January 31,

  2001                                          1.00      .035    (.035)        1.00      3.60        .60      3.54            14

  2000                                          1.00      .027    (.027)        1.00      2.77        .60      2.72        -- (c)

  1999                                          1.00      .029    (.029)        1.00      2.97        .60      2.91            15

  1998                                          1.00      .031    (.031)        1.00      3.18        .60      3.17             7

  1997 (b)                                      1.00      .003    (.003)        1.00   2.94(a)     .60(a)   3.17(a)          -- c

 Year Ended December 31, 1996 (d)                1.00      .004    (.004)        1.00   3.12(a)     .60(a)   3.55(a)          -- c

(A)  ANNUALIZED.

(B)  THE FUND CHANGED ITS FISCAL YEAR END FROM DECEMBER 31 TO JANUARY 31.

(C)  AMOUNT REPRESENTS LESS THAN $1 MILLION.

(D)  FROM NOVEMBER 21, 1996  (COMMENCEMENT OF INITIAL  OFFERING) TO DECEMBER 31,
     1996.

SEE NOTES TO FINANCIAL STATEMENTS.




                                                         PER SHARE DATA ($)                      RATIOS/SUPPLEMENTAL DATA (%)
                                           --------------------------------------------          ---------------------------

                                                                                                          RATIO OF NET
                                           NET ASSET             DIVIDENDS  NET ASSET            RATIO OF   INVESTMENT    NET ASSETS
                                               VALUE      NET     FROM NET    VALUE               EXPENSES   INCOME TO      END OF
                                            BEGINNING  INVESTMENT  INVESTMENT  END      TOTAL   TO AVERAGE   AVERAGE        PERIOD
                                            OF PERIOD   INCOME     INCOME   OF PERIOD  RETURN (%) NET ASSETS NET ASSETS($X1,000,000)
------------------------------------------------------------------------------------------------------------------------------------

DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT

INSTITUTIONAL SHARES

Six Months Ended July 31, 2001 (Unaudited)      1.00      .015    (.015)        1.00   3.02(a)     .20(a)   3.01(a)           361

Year Ended January 31,

  2001                                          1.00      .038    (.038)        1.00      3.87        .20      3.80           330

  2000                                          1.00      .030    (.030)        1.00      3.03        .20      2.98           265

  1999                                          1.00      .031    (.031)        1.00      3.19        .20      3.12           268

  1998                                          1.00      .034    (.034)        1.00      3.46        .20      3.40           196

  1997 (b)                                      1.00      .017    (.017)        1.00   3.29(a)     .20(a)   3.28(a)           133

Year Ended July 31, 1996                        1.00      .034    (.034)        1.00      3.44        .20      3.33           132

INVESTOR SHARES

Six Months Ended July 31, 2001 (Unaudited)      1.00      .014    (.014)        1.00   2.78(a)     .45(a)   2.76(a)            34

Year Ended January 31,

  2001                                          1.00      .036    (.036)        1.00      3.61        .45      3.55            12

  2000                                          1.00      .027    (.027)        1.00      2.77        .45      2.73            11

  1999                                          1.00      .029    (.029)        1.00      2.93        .45      2.92             9

  1998                                          1.00      .032    (.032)        1.00      3.20        .45      3.17            13

  1997 (b)                                      1.00      .015    (.015)        1.00   3.04(a)     .45(a)   3.03(a)             8

Year Ended July 31, 1996                        1.00      .031    (.031)        1.00      3.18        .45      3.09            14

ADMINISTRATIVE SHARES

Six Months Ended July 31, 2001 (Unaudited)      1.00      .014    (.014)        1.00   2.92(a)     .30(a)   2.91(a)            15

Year Ended January 31,

  2001                                          1.00      .037    (.037)        1.00      3.77        .30      3.70        (-- c)

  2000                                          1.00      .029    (.029)        1.00      2.93        .30      2.88        (-- c)

  1999                                          1.00      .030    (.030)        1.00      3.09        .30      3.02        (-- c)

  1998                                          1.00      .033    (.033)        1.00      3.35        .30      3.30        (-- c)

  1997 (d)                                      1.00      .006    (.006)        1.00   3.24(a)     .30(a)   3.24(a)          -- c

PARTICIPANT SHARES

Six Months Ended July 31, 2001 (Unaudited)      1.00      .013    (.013)        1.00   2.66(a)     .60(a)   2.61(a)          -- c

Year Ended January 31,

  2001                                          1.00      .034    (.034)        1.00      3.46        .60      3.40             1

  2000                                          1.00      .026    (.026)        1.00      2.62        .60      2.58        (-- c)

  1999                                          1.00      .027    (.027)        1.00      2.78        .60      2.72             1

  1998                                          1.00      .030    (.030)        1.00      3.05        .60      3.01             1

  1997 (d)                                      1.00      .006    (.006)        1.00   2.94(a)     .60(a)   2.88(a)          -- c

(A)  ANNUALIZED.

(B)  THE FUND CHANGED ITS FISCAL YEAR END FROM JULY 31 TO JANUARY 31.

(C)  AMOUNT REPRESENTS LESS THAN $1 MILLION.

(D)  FROM NOVEMBER 21, 1996  (COMMENCEMENT  OF INITIAL  OFFERING) TO JANUARY 31,
     1997.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 The Funds



FINANCIAL HIGHLIGHTS (CONTINUED)



                                                         PER SHARE DATA ($)                     RATIOS/SUPPLEMENTAL DATA (%)
                                           ----------------------------------------------        -------------------------

                                                                                                         RATIO OF NET
                                            NET ASSET             DIVIDENDS  NET ASSET           RATIO OF   INVESTMENT   NET ASSETS
                                                VALUE      NET     FROM NET    VALUE              EXPENSES  INCOME TO      END OF
                                            BEGINNING  INVESTMENT  INVESTMENT  END      TOTAL   TO AVERAGE   AVERAGE       PERIOD
                                            OF PERIOD    INCOME    INCOME   OF PERIOD  RETURN (%) NET ASSETS NET ASSETS($X1,000,000)
------------------------------------------------------------------------------------------------------------------------------------

DREYFUS TAX EXEMPT CASH MANAGEMENT

INSTITUTIONAL SHARES

Six Months Ended July 31, 2001 (Unaudited)      1.00      .015    (.015)        1.00   3.13(a)     .20(a)   3.09(a)         1,647

Year Ended January 31,

  2001                                          1.00      .039    (.039)        1.00      3.95        .20      3.85         1,538

  2000                                          1.00      .031    (.031)        1.00      3.11        .20      3.05         1,059

  1999                                          1.00      .032    (.032)        1.00      3.26        .20      3.20         1,286

  1998                                          1.00      .034    (.034)        1.00      3.50        .20      3.44         1,319

  1997                                          1.00      .033    (.033)        1.00      3.31        .20      3.25         1,646

INVESTOR SHARES

Six Months Ended July 31, 2001 (Unaudited)      1.00      .014    (.014)        1.00   2.86(a)     .45(a)   2.84(a)           190

Year Ended January 31,

  2001                                          1.00      .036    (.036)        1.00      3.69        .45      3.60           154

  2000                                          1.00      .028    (.028)        1.00      2.86        .45      2.80           223

  1999                                          1.00      .030    (.030)        1.00      3.00        .45      2.96           161

  1998                                          1.00      .032    (.032)        1.00      3.24        .45      3.22           149

  1997                                          1.00      .030    (.030)        1.00      3.05        .45      2.98            44

ADMINISTRATIVE SHARES

Six Months Ended July 31, 2001 (Unaudited)      1.00      .015    (.015)        1.00   3.02(a)     .30(a)   2.99(a)            19

Year Ended January 31,

  2001                                          1.00      .038    (.038)        1.00      3.85        .30      3.75        (-- c)

  2000                                          1.00      .030    (.030)        1.00      3.00        .30      2.95             2

  1999                                          1.00      .031    (.031)        1.00      3.15        .30      2.95             1

  1998                                          1.00      .033    (.033)        1.00      3.39        .30      3.35             1

  1997 (b)                                      1.00      .006    (.006)        1.00   3.24(a)     .30(a)   3.54(a)          -- c

PARTICIPANT SHARES

Six Months Ended July 31, 2001 (Unaudited)      1.00      .013    (.013)        1.00   2.72(a)     .60(a)   2.69(a)           130

Year Ended January 31,

  2001                                          1.00      .035    (.035)        1.00      3.54        .60      3.45           168

  2000                                          1.00      .027    (.027)        1.00      2.70        .60      2.65           131

  1999                                          1.00      .028    (.028)        1.00      2.85        .60      2.81            73

  1998                                          1.00      .030    (.030)        1.00      3.09        .60      3.08            72

  1997 (b)                                      1.00      .006    (.006)        1.00   2.94(a)     .60(a)   3.29(a)          -- c

(A)  ANNUALIZED.

(B)  FROM NOVEMBER 21, 1996  (COMMENCEMENT  OF INITIAL  OFFERING) TO JANUARY 31,
     1997.

(C)  AMOUNT REPRESENTS LESS THAN $1 MILLION.

SEE NOTES TO FINANCIAL STATEMENTS.




NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:

Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury Cash Management, Dreyfus Treasury Prime Cash Management, Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management and Dreyfus Tax Exempt Cash Management, (each, a "fund" and collectively, the "funds") are open-end management investment companies registered under the Investment Company Act of 1940, as amended (the "Act"). Each fund, other than Dreyfus New York Municipal Cash Management, is a diversified series. Dreyfus New York Municipal Cash Management is a non-diversified series. Dreyfus Government Cash Management and Dreyfus Government Prime Cash Management are each a separate series of Dreyfus Government Cash Management Funds (the "Company") which currently offers two series. Each fund' s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity and, in the case of Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management only, which is exempt from Federal income tax, and, in the case of Dreyfus New York Municipal Cash Management only, which is exempt from Federal, New York State and New York City income taxes. The Dreyfus Corporation (the "Manager") serves as each fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation.

Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the funds' shares, which are sold to the public without a sales charge. Each fund offers the following classes of shares:
Institutional Shares, Investor Shares, Administrative Shares and Participant Shares. Investor Shares, Administrative Shares and Participant Shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights.

It is each fund's policy to maintain a continuous net asset value per share of $1.00; each fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that any fund will be able to maintain a stable net asset value per share of $1.00.

Each fund' s financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(A) PORTFOLIO VALUATION: Investments in securities are valued at amortized cost, which has been determined by the funds' Board members to represent the fair value of each fund's investments.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premiums and discount on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost. Under the terms of the custody agreement, each fund receives net earnings credits based on available cash balances left on deposit. The following funds received net earnings credits during the period ended July 31, 2001:

Dreyfus Cash Management                                               $69,146

Dreyfus Government

  Cash Management                                                       5,137

Dreyfus Government Prime

 Cash Management                                                       10,589

Dreyfus Municipal Cash

  Management Plus                                                      20,032

Dreyfus New York Municipal

  Cash Management                                                      12,065

Dreyfus Tax Exempt Cash Management                                     49,858

Income earned under this arrangement is included in interest income.

                                                                 The Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

Dreyfus New York Municipal Cash Management follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management and Dreyfus Treasury Cash Management may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller' s agreement to repurchase and the fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund's custodians and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(C) EXPENSES: With regards to the Company, expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to both series are allocated between them.

(D) DIVIDENDS TO SHAREHOLDERS: It is the policy of each fund to declare dividends from investment income-net on each business day. Such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but each fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code" ). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of each fund not to distribute such gain.

(E) FEDERAL INCOME TAXES: It is the policy of each fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

The following summarizes each fund's unused capital loss carryovers available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to January 31, 2001. These amounts are calculated based on Federal income tax regulations which may differ from financial reporting in accordance with accounting principles generally accepted in the United States:


                                                                    EXPIRING IN FISCAL:                      ($ X 1,000)

                                                       2002      2003     2004     2005     2006     2007     2008     2009    TOTAL

Dreyfus Cash Management                                 --        144       --      122      179       --      60       --     505

Dreyfus Cash Management Plus, Inc.                      --         --       --       --      220       --     572       --     792

Dreyfus Government Cash Management                      --         --       --      114       --       24      --       --     138

Dreyfus Government Prime Cash Management                --         --       --       --       --       --      42       39      81

Dreyfus Treasury Cash Management                        --         23      185      135       74      186      80       47     730

Dreyfus Treasury Prime Cash Management                  --          7      116       20       72      198     428      219   1,060

Dreyfus Municipal Cash Management Plus                 106         13        6       17       --       18      --       --     160

Dreyfus New York Municipal Cash Management              --          1       --        3       --       --      --       --       4

Dreyfus Tax Exempt Cash Management                      --        112      112      156       43       25      219      --     667


At July 31, 2001, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statements of Investments).

NOTE 2--Management Fee and Other Transactions with Affiliates:

(A) Pursuant to separate management agreements with the Manager, the management fee of each fund is computed at the annual rate of .20 of 1% of the value of such fund's average daily net assets and is payable monthly.

As to each fund, unless the Manager gives a fund's investors 90 days notice to the contrary, the Manager, and not the fund, will be liable for fund expenses (exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses) other than the following expenses, which will be borne by the fund:
the   management  fee,  and  with  respect  to  the  fund' s  Investor  Shares,
Administrative Shares and Participant Shares, Rule 12b-1 Service Plan expenses.

(B) Under each fund's Service Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, relating to its Investor Shares, Administrative Shares and Participant Shares, each fund pays the Distributor for distributing such classes of shares and for advertising and marketing relating to such classes of shares and for providing certain services relating to shareholder accounts in such classes of shares, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts ("Servicing"), at an aggregate annual rate of .25, .10 and .40 of 1% of the value of the average daily net assets of Investor Shares, Administrative Shares and Participant Shares, respectively. The Distributor may pay one or more Service Agents (a securities dealer, financial institution or other industry professional) a fee in respect of a fund's, Investor Shares, Administrative Shares and Participant Shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. The Distributor determines the amounts, if any, to be paid to Service Agents under the Plan and the basis on which such payments are made. The fees payable under each Plan are payable without regard to actual expenses incurred. During the period ended July 31, 2001, each fund was charged the following pursuant to the Plan:

    Dreyfus Cash Management                                      $2,231,270

       Dreyfus Cash Management
             Plus, Inc.                                           2,039,146

       Dreyfus Government
             Cash Management                                      1,312,877

       Dreyfus Government Prime
             Cash Management                                        919,746

       Dreyfus Treasury
             Cash Management                                      1,156,400

       Dreyfus Treasury Prime
             Cash Management                                      1,954,246

       Dreyfus Municipal
             Cash Management Plus                                    86,547

       Dreyfus New York Municipal
             Cash Management                                         30,959

       Dreyfus Tax Exempt
             Cash Management                                        492,844

                                                                      The Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

(C) Each fund (except for Dreyfus New York Municipal Cash Management) pays its Board members an annual fee of $3,000 and an attendance fee of $500 per meeting. Dreyfus New York Municipal Cash Management pays its Board members an annual fee of $1,000 and an attendance fee of $500 per meeting. These amounts are borne by the Manager as to each fund pursuant to the undertakings in effect. See Note 2
(a).

NOTE 3--Capital Share Transactions:

Each fund (except for Dreyfus Cash Management Plus, Inc.) is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest. Dreyfus Cash Management Plus, Inc. is authorized to issue 30 billion shares of $.001 par value Common Stock.


NOTES

                                                           For More Information

Dreyfus Cash Management Funds
200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York
100 Church Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
P.O. Box 9263
Boston, MA 02205-8501

Distributor

Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

To obtain information:

BY TELEPHONE Call your Dreyfus Institutional Services Division representative or 1-800-346-3621

BY E-MAIL Access Dreyfus Institutional Services Division at www.LIONSALES.com. You can obtain product information and E-mail requests for information or literature.

BY MAIL  Write to:
Dreyfus Institutional Services Division
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

(c) 2001 Dreyfus Service Corporation
CMGTSA0701